United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Hermes Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/20

Date of Reporting Period: Six months ended 06/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2020
Share Class	Primary	Service

Federated Hermes Government Money Fund II
(formerly, Federated Government Money Fund II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2020 through June 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	31.6%
U.S. Treasury Securities	33.7%
Repurchase Agreements	34.5%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At June 30, 2020, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	72.5%
8-30 Days	5.7%
31-90 Days	10.5%
91-180 Days	8.9%
181 Days or more	2.2%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—31.6%
$2,850,000	[1]	Federal Home Loan Bank System Discount Notes, 0.400%—1.380%, 7/16/2020 - 3/19/2021	$2,845,938
1,300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.020%), 7/1/2020	1,300,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.107% (3-month USLIBOR -0.200%), 9/18/2020	250,000
1,050,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.030%), 7/1/2020	1,050,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.035%), 7/1/2020	500,000
400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.050%), 7/1/2020	400,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.134%—0.140% (1-month USLIBOR -0.050%), 7/20/2020 - 7/27/2020	750,000
1,150,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.139%—0.154% (1-month USLIBOR -0.040%), 7/4/2020 - 7/20/2020	1,150,000
300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.145% (Secured Overnight Financing Rate +0.065%), 7/1/2020	300,000
350,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.075%), 7/1/2020	350,000
4,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.160% (Secured Overnight Financing Rate +0.080%), 7/1/2020	4,500,000
300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.165% (1-month USLIBOR -0.030%), 7/16/2020	300,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.085%), 7/1/2020	250,000
1,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.100%), 7/1/2020	1,800,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.185% (Secured Overnight Financing Rate +0.105%), 7/1/2020	750,000
300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.195% (1-month USLIBOR +0.000%), 7/16/2020	300,000
300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.195% (Secured Overnight Financing Rate +0.115%), 7/1/2020	299,999
700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.120%), 7/1/2020	700,000
300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.130%), 7/1/2020	300,000
400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.212% (3-month USLIBOR -0.235%), 8/10/2020	400,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.213% (1-month USLIBOR +0.020%), 7/19/2020	500,000
200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.215% (Secured Overnight Financing Rate +0.135%), 7/1/2020	200,000
350,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.150%), 7/1/2020	350,000
200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.233% (1-month USLIBOR +0.040%), 7/17/2020	200,000
300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.170%), 7/1/2020	300,000
600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.310% (Secured Overnight Financing Rate +0.230%), 7/1/2020	600,000
400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.425% (3-month USLIBOR -0.115%), 8/5/2020	400,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.936% (3-month USLIBOR -0.240%), 7/16/2020	500,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.137% (3-month USLIBOR -0.250%), 7/7/2020	500,000
500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.030%), 7/1/2020	500,000
400,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.040%), 7/1/2020	400,000
250,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.170%), 7/1/2020	250,000
300,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.190%), 7/1/2020	299,942
200,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.200%), 7/1/2020	200,000
200,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.300% (Secured Overnight Financing Rate +0.220%), 7/1/2020	200,000
250,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.310% (Secured Overnight Financing Rate +0.230%), 7/1/2020	250,000
400,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.350% (Secured Overnight Financing Rate +0.270%), 7/1/2020	400,000
200,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.390% (Secured Overnight Financing Rate +0.310%), 7/1/2020	200,000
450,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.400% (Secured Overnight Financing Rate +0.320%), 7/1/2020	450,000
400,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.155% (Secured Overnight Financing Rate +0.075%), 7/1/2020	400,000
400,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.179% (1-month USLIBOR +0.000%), 7/4/2020	399,998
Semi-Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$500,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.180% (1-month USLIBOR -0.010%), 7/20/2020	$500,000
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.188% (1-month USLIBOR +0.005%), 7/27/2020	249,998
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.190% (1-month USLIBOR +0.000%), 7/13/2020	500,000
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.120%), 7/1/2020	250,000
200,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.205% (Effective Fed Funds +0.125%), 7/1/2020	199,993
300,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.205% (Secured Overnight Financing Rate +0.125%), 7/1/2020	300,000
300,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.180%), 7/1/2020	300,000
300,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.290% (Secured Overnight Financing Rate +0.210%), 7/1/2020	300,000
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.380% (Secured Overnight Financing Rate +0.300%), 7/1/2020	500,000
		TOTAL GOVERNMENT AGENCIES	29,095,868
		U.S. TREASURIES—33.7%
		U.S. Treasury Bills—24.1%
1,650,000	[1]	United States Treasury Bills, 0.125%—1.800%, 8/13/2020	1,648,953
10,000,000	[1]	United States Treasury Bills, 0.125%, 7/7/2020	9,999,792
300,000	[1]	United States Treasury Bills, 0.130%, 8/20/2020	299,946
3,000,000	[1]	United States Treasury Bills, 0.135%, 8/18/2020	2,999,460
500,000	[1]	United States Treasury Bills, 0.140%, 9/17/2020	499,848
300,000	[1]	United States Treasury Bills, 0.147%, 10/13/2020	299,872
2,000,000	[1]	United States Treasury Bills, 0.150%, 10/27/2020	1,999,017
1,000,000	[1]	United States Treasury Bills, 0.155%, 11/12/2020	999,423
600,000	[1]	United States Treasury Bills, 0.180%, 9/29/2020	599,730
1,000,000	[1]	United States Treasury Bills, 0.185%, 11/24/2020	999,250
800,000	[1]	United States Treasury Bills, 0.185%, 12/10/2020	799,334
500,000	[1]	United States Treasury Bills, 1.440%, 8/27/2020	498,860
100,000	[1]	United States Treasury Bills, 1.620%, 7/16/2020	99,933
400,000	[1]	United States Treasury Bills, 1.740%, 9/10/2020	398,627
		TOTAL	22,142,045
		U.S. Treasury Notes—9.6%
1,200,000	[2]	United States Treasury Floating Rate Notes, 0.195% (91-day T-Bill +0.045%), 7/7/2020	1,199,747
2,700,000	[2]	United States Treasury Floating Rate Notes, 0.265% (91-day T-Bill +0.115%), 7/7/2020	2,699,390
200,000	[2]	United States Treasury Floating Rate Notes, 0.304% (91-day T-Bill +0.154%), 7/7/2020	200,000
150,000	[2]	United States Treasury Floating Rate Notes, 0.450% (91-day T-Bill +0.300%), 7/7/2020	150,119
850,000		United States Treasury Notes, 1.375%—2.625%, 8/31/2020	851,233
250,000		United States Treasury Notes, 1.375%, 1/31/2021	251,334
500,000		United States Treasury Notes, 2.000%—2.625%, 7/31/2020	500,303
150,000		United States Treasury Notes, 2.000%, 1/15/2021	151,318
200,000		United States Treasury Notes, 2.250%, 2/15/2021	201,086
300,000		United States Treasury Notes, 2.375%, 4/15/2021	304,768
200,000		United States Treasury Notes, 2.500%, 12/31/2020	200,884
200,000		United States Treasury Notes, 2.500%, 2/28/2021	201,495
500,000		United States Treasury Notes, 2.625%, 11/15/2020	501,728
350,000		United States Treasury Notes, 2.750%, 9/30/2020	350,948
650,000		United States Treasury Notes, 2.750%, 11/30/2020	653,181
450,000		United States Treasury Notes, 2.875%, 10/31/2020	453,243
		TOTAL	8,870,777
		TOTAL U.S. TREASURIES	31,012,822
		REPURCHASE AGREEMENTS—34.5%
18,000,000		Interest in $300,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Pershing LLC will repurchase securities provided as collateral for $300,000,750 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2050 and the market value of those underlying securities was $306,290,528.	18,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$13,773,000	Interest in $3,000,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,007,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $3,060,007,650.	$13,773,000
	TOTAL REPURCHASE AGREEMENTS	31,773,000
	TOTAL INVESTMENT IN SECURITIES—99.8% (AT AMORTIZED COST)[3]	91,881,690
	OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	141,150
	TOTAL NET ASSETS—100%	$92,022,840
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of June 30, 2020, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020[1]	Year Ended December 31,			Period Ended 12/31/2016[2]
		2019[1]	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.019	0.015	0.002	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.000[3]	0.004	—
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.019	0.015	0.006	0.000[3]
Less Distributions:
Distributions from net investment income	(0.003)	(0.019)	(0.015)	(0.006)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.31%	1.89%	1.50%	0.56%	0.06%
Ratios to Average Net Assets:
Net expenses[5]	0.32%[6]	0.29%	0.38%	0.38%	—%
Net investment income	0.51%[6]	2.06%	0.84%	0.17%	0.02%[6]
Expense waiver/reimbursement[7]	0.14%[6]	0.09%	—	—	—
Supplemental Data:
Net assets, end of period (000 omitted)	$0[8]	$0[8]	$0[8]	$0[8]	$0[8]
1	Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.
2	Reflects operations for the period from April 29, 2016 (date of initial investment) to December 31, 2016.
3	Represents less than $0.001.
4	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.016	0.012	0.003	0.000[1]	—
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.016	0.012	0.003	(0.000)[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.016)	(0.012)	(0.003)	(0.000)[1]	—
Distributions from net realized gain	—	—	—	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.016)	(0.012)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.20%	1.64%	1.25%	0.31%	0.00%	0.00%
Ratios to Average Net Assets:
Net expenses[3]	0.45%[4]	0.63%	0.63%	0.63%	0.49%	0.34%
Net investment income	0.38%[4]	1.66%	1.26%	0.30%	0.00%[5]	0.00%
Expense waiver/reimbursement[6]	0.28%[4]	0.09%	0.11%	0.07%	0.19%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$92,023	$80,054	$130,261	$93,719	$112,214	$139,170
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
June 30, 2020 (unaudited)
Assets:
Investment in repurchase agreements	$31,773,000
Investment in securities	60,108,690
Investment in securities, at amortized cost and fair value		$91,881,690
Cash		3,053
Income receivable		35,953
Receivable for shares sold		192,769
TOTAL ASSETS		92,113,465
Liabilities:
Payable for shares redeemed	66,890
Payable for investment adviser fee (Note 5)	1,124
Payable for administrative fee (Note 5)	196
Payable for portfolio accounting fees	19,942
Payable for other service fees (Note 2)	2,473
TOTAL LIABILITIES		90,625
Net assets for 92,024,251 shares outstanding		$92,022,840
Net Assets Consist of:
Paid-in capital		$92,023,800
Total distributable earnings (loss)		(960)
TOTAL NET ASSETS		$92,022,840
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$92,022,740 ÷ 92,024,151 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Interest			$356,066
Expenses:
Investment adviser fee (Note 5)		$85,405
Administrative fee (Note 5)		33,983
Custodian fees		4,216
Transfer agent fees		2,620
Directors'/Trustees' fees (Note 5)		821
Auditing fees		12,487
Legal fees		3,778
Portfolio accounting fees		38,763
Other service fees (Note 2)		105,799
Printing and postage		19,771
Miscellaneous (Note 5)		2,727
TOTAL EXPENSES		310,370
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(58,211)
Waiver/reimbursement of other operating expenses (Note 2)	(59,899)
TOTAL WAIVERS AND REIMBURSEMENT		(118,110)
Net expenses			192,260
Net investment income			163,806
Net realized gain on investments			181
Change in net assets resulting from operations			$163,987
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$163,806	$1,572,238
Net realized gain	181	133
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	163,987	1,572,371
Distributions to Shareholders:
Primary Shares	(0)[1]	(2)
Service Shares	(163,816)	(1,572,255)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(163,816)	(1,572,257)
Share Transactions:
Proceeds from sale of shares	31,949,208	38,630,012
Net asset value of shares issued to shareholders in payment of distributions declared	163,816	1,572,252
Cost of shares redeemed	(20,144,235)	(90,410,033)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,968,789	(50,207,769)
Change in net assets	11,968,960	(50,207,655)
Net Assets:
Beginning of period	80,053,880	130,261,535
End of period	$92,022,840	$80,053,880
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Prior to April 28, 2020, the name of the Trust and Fund were Federated Insurance Series and Federated Government Money Fund II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $118,110 is disclosed in various locations in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended June 30, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$105,799	$(2,350)	$(57,549)
For the six months ended June 30, 2020, the Fund's Primary Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2020		Year Ended 12/31/2019
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	—	$—	—	$—
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	Six Months Ended 6/30/2020		Year Ended 12/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	31,949,208	$31,949,208	38,630,012	$38,630,012
Shares issued to shareholders in payment of distributions declared	163,816	163,816	1,572,252	1,572,252
Shares redeemed	(20,144,235)	(20,144,235)	(90,410,033)	(90,410,033)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	11,968,789	$11,968,789	(50,207,769)	$(50,207,769)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	11,968,789	$11,968,789	(50,207,769)	$(50,207,769)
4. FEDERAL TAX INFORMATION
As of December 31, 2019, the Fund had a capital loss carryforward of $1,141 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$643	$498	$1,141
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
For the six months ended June 30, 2020, the Adviser voluntarily waived $58,211 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2020, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service
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Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.38% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existed political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,003.10	$1.59[2]
Service Shares	$1,000	$1,002.00	$2.24[3]
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,023.30	$1.61[2]
Service Shares	$1,000	$1,022.60	$2.26[3]
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.32%
Service Shares	0.45%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Primary Shares current Fee Limit of 0.38% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.89 and $1.91, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.63% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.14 and $3.17, respectively.
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Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes Government Money Fund II (the “Fund”)
(FORMERLY, FEDERATED GOVERNMENT MONEY FUND II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection
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with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Semi-Annual Shareholder Report
18

Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
20

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
21

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916751
CUSIP 313916504
G00433-05 (8/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2020
Share Class	Primary	Service

Federated Hermes High Income Bond Fund II
(formerly, Federated High Income Bond Fund II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2020 through June 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2020, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.8%
Health Care	8.7%
Midstream	7.7%
Technology	7.0%
Media Entertainment	6.4%
Packaging	5.9%
Automotive	4.5%
Independent Energy	4.5%
Insurance—P&C	4.4%
Gaming	3.7%
Other[2]	35.2%
Cash Equivalents[3]	2.9%
Other Assets and Liabilities—Net[4]	0.3%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.6%
	Aerospace/Defense—1.4%
$500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$500,550
375,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	350,085
525,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	506,570
675,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	591,108
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	96,277
	TOTAL	2,044,590
	Automotive—4.5%
500,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	414,642
25,000	Adient US LLC, 144A, 7.000%, 5/15/2026	25,916
100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	108,158
475,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	461,935
25,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	26,078
525,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	545,278
200,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	199,000
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	380,580
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	297,851
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	247,513
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	286,658
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	367,299
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	200,956
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	379,814
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	253,103
75,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	70,125
75,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	76,439
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	331,337
375,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	380,085
50,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	51,784
1,100,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,108,222
375,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	368,589
	TOTAL	6,581,362
	Building Materials—2.2%
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	146,019
600,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	595,389
425,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	438,764
675,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	674,841
125,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	129,195
575,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	581,127
650,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	660,013
	TOTAL	3,225,348
	Cable Satellite—8.8%
325,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	336,877
175,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	179,227
1,075,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,101,574
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	671,775
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	290,439
775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	809,449
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$375,000		CSC Holdings LLC, 144A, 5.375%, 7/15/2023	$380,700
325,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	334,514
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	322,582
200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	209,179
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	246,234
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	468,839
275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	300,893
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	234,677
450,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	479,014
450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	471,251
750,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	746,839
200,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	212,396
450,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	272,000
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	185,973
225,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	226,646
375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	371,329
175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	179,977
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	51,364
600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	617,763
300,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	318,009
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	892,500
200,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	196,270
200,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	205,169
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	200,625
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	211,139
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	198,784
629,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	640,407
200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	203,581
		TOTAL	12,767,995
		Chemicals—2.9%
200,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	200,229
450,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	445,500
150,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	151,155
675,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	679,148
150,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	157,754
400,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	405,121
375,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	342,199
25,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	26,125
750,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	731,707
250,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	252,786
700,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	718,791
150,000		WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	152,705
		TOTAL	4,263,220
		Construction Machinery—0.7%
75,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	72,635
100,000		United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	105,190
400,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	413,574
450,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	472,102
		TOTAL	1,063,501
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—1.9%
$225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	$236,980
1,125,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	1,187,426
954,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	1,010,467
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	123,516
125,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	127,477
75,000	The Brink's Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	76,577
	TOTAL	2,762,443
	Consumer Products—1.1%
175,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	180,359
75,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	77,735
175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	172,107
125,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	127,352
125,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	133,573
75,000	Newell Brands, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2025	78,687
100,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	98,750
700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	722,824
	TOTAL	1,591,387
	Diversified Manufacturing—1.3%
75,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	78,492
675,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	669,654
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	132,150
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	264,267
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	627,047
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	174,800
	TOTAL	1,946,410
	Environmental—0.2%
350,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	275,735
	Finance Companies—1.6%
50,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	42,110
850,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	801,121
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	95,937
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	93,232
900,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	922,405
400,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	417,162
	TOTAL	2,371,967
	Food & Beverage—2.7%
650,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	642,275
325,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	309,496
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	206,901
650,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	639,756
150,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	155,371
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	207,463
1,075,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,115,748
600,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	571,563
	TOTAL	3,848,573
	Gaming—3.7%
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	236,593
25,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	26,172
325,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	309,364
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$100,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	$93,356
175,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	152,514
50,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	50,375
275,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	273,542
325,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	316,875
600,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	626,187
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	52,134
625,000	MGM Resorts International, 6.000%, 3/15/2023	632,878
77,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	70,294
181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	179,531
75,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	74,584
500,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	416,822
800,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	845,148
100,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	84,313
575,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	507,797
25,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	23,559
50,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	47,086
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	23,883
200,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	192,233
150,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	146,504
	TOTAL	5,381,744
	Health Care—8.6%
75,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	75,469
25,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	25,020
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	175,517
625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	638,328
550,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	508,005
950,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	1,024,812
550,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	519,150
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	47,125
200,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	189,240
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	147,149
75,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	75,089
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	104,291
150,000	HCA, Inc., 5.875%, 5/1/2023	162,597
475,000	HCA, Inc., 5.875%, 2/15/2026	522,008
250,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	241,040
750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	805,541
175,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	190,960
275,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	307,373
50,000	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 9/15/2027	51,334
525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	542,561
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	205,044
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	181,125
100,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	94,750
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	639,472
350,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	351,209
900,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	840,361
425,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	375,324
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$850,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	$496,098
50,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	51,344
50,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	52,976
25,000		Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	24,555
175,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	171,672
300,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	296,880
25,000		Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	26,672
450,000		Tenet Healthcare Corp., 5.125%, 5/1/2025	434,794
275,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	269,853
375,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	372,563
325,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	319,376
125,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	131,383
850,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	825,023
		TOTAL	12,513,083
		Health Insurance—1.4%
50,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2025	51,556
250,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	260,181
350,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	358,736
175,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	179,368
525,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	542,968
575,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	610,230
		TOTAL	2,003,039
		Independent Energy—4.5%
325,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	192,766
50,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	32,178
300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	256,684
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	203,390
469,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	160,926
75,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	25,017
400,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	141,458
275,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	146,549
577,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	62,475
200,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	176,402
525,000		Crownrock LP/ Crownrock F, 144A, 5.625%, 10/15/2025	472,167
375,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	11,250
100,000		EQT Corp., Sr. Unsecd. Note, 4.875%, 11/15/2021	98,282
225,000		EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	224,608
150,000		EQT Corp., Sr. Unsecd. Note, 7.000%, 2/1/2030	154,705
125,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	120,289
175,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	176,806
100,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	51,313
325,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	163,296
200,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	194,593
75,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	12,609
500,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	84,078
350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	299,946
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	233,750
125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	84,844
125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	86,761
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	$87,334
250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	215,270
150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	150,937
300,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	300,375
175,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	163,388
175,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	159,802
50,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	48,735
150,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	148,097
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	132,625
175,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	111,677
25,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	22,520
425,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	320,227
200,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	108,729
150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	80,047
25,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	12,323
100,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	50,644
175,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	525
50,000		WPX Energy Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	44,278
150,000		WPX Energy Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	140,382
200,000		WPX Energy Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	194,581
350,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	61,906
150,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	26,891
		TOTAL	6,448,435
		Industrial - Other—0.4%
175,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	183,203
325,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	320,972
		TOTAL	504,175
		Industrial Machinery—0.3%
200,000		Vertical Holdco GmbH, 7.625%, 7/15/2028	200,000
275,000		Vertical U.S. Newco, Inc., 5.250%, 7/15/2027	275,347
		TOTAL	475,347
		Insurance - P&C—4.4%
650,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	648,902
750,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	790,170
275,000		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, PIK 12.750% (Cash Rate 11.500%), 1/15/2027	277,750
200,000		Ardonagh Midco Three PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	209,400
600,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	601,869
225,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	232,409
1,825,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,826,834
75,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	79,078
775,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	746,112
100,000		NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	98,052
900,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	910,678
		TOTAL	6,421,254
		Leisure—0.6%
600,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	537,000
50,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	51,906
325,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	242,065
		TOTAL	830,971
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—0.5%
$75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	$75,047
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	101,438
375,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	374,696
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	172,774
	TOTAL	723,955
	Media Entertainment—6.3%
100,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	98,411
550,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	546,219
425,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	371,299
75,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	69,410
350,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	255,472
450,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	242,338
350,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	315,371
75,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	77,074
375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	375,977
250,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	249,641
100,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	92,419
150,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	143,878
50,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	49,617
806,114	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	740,162
100,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2029	100,937
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	441,351
50,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	50,776
325,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	339,336
375,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	375,949
825,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	833,337
350,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	349,370
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	324,352
375,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	355,946
75,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	68,517
800,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	790,848
475,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	439,767
225,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	212,206
725,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	696,906
100,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	101,255
	TOTAL	9,108,141
	Metals & Mining—1.3%
425,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	409,549
275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	275,907
125,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	121,542
25,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	24,274
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	201,141
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	77,036
375,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	371,753
125,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	123,581
325,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	312,034
	TOTAL	1,916,817
	Midstream—7.7%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	154,967
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	$185,571
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	422,926
225,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	178,460
500,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	396,265
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	470,313
500,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	466,250
225,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	216,398
325,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	306,312
575,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	531,047
250,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	249,425
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	422,118
225,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	228,691
250,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	256,708
175,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	177,188
150,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	151,575
200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	190,946
100,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	91,437
50,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	41,432
300,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	253,055
250,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	240,840
225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	214,840
177,000	MPLX LP, Sr. Unsecd. Note, Series WI, 6.250%, 10/15/2022	179,175
700,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	678,205
100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	98,172
425,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	422,074
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	447,102
475,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	315,170
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	267,731
50,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	48,678
275,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	273,961
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	483,280
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	70,746
275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	266,012
475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	471,361
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	25,125
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	242,140
100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	100,180
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	141,750
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	24,070
550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	448,937
75,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	62,835
75,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	61,125
150,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.050%, 2/1/2030	144,934
100,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.250%, 2/1/2050	87,146
	TOTAL	11,206,673
	Oil Field Services—1.5%
125,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	114,725
525,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	496,075
75,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	46,313
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$75,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	$46,359
150,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	92,034
225,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	154,945
175,000	Sesi LLC, 7.125%, 12/15/2021	63,875
675,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	248,836
350,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	158,590
300,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	285,447
475,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	460,080
	TOTAL	2,167,279
	Packaging—5.9%
850,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	842,405
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	196,662
350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	344,158
400,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	409,900
350,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	355,616
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	231,897
166,000	Berry Plastics Corp., 5.500%, 5/15/2022	166,766
75,000	Berry Plastics Corp., 6.000%, 10/15/2022	75,328
300,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	295,309
1,000,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	909,740
175,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	178,953
1,075,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	1,040,724
625,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	608,066
425,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	430,799
150,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	155,266
200,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	212,125
100,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	104,188
525,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	527,706
125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	125,313
150,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	161,797
500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	476,822
175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	179,904
200,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	202,750
300,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	321,319
	TOTAL	8,553,513
	Paper—0.6%
725,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	732,703
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	132,320
	TOTAL	865,023
	Pharmaceuticals—3.1%
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	204,612
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	212,462
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	164,980
45,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	44,892
50,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	49,914
1,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	1,193,424
50,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	50,344
300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	315,244
400,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	425,290
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	$404,404
431,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 144A, 6.000%, 6/30/2028	280,150
296,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan—2nd Lien, 144A, 9.500%, 7/31/2027	314,559
225,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	229,404
175,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	179,484
925,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	155,516
575,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	115,000
75,000	Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	77,216
	TOTAL	4,416,895
	Restaurants—1.5%
250,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	245,470
975,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	971,778
200,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	200,554
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	77,093
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	76,329
500,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	514,077
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	81,047
	TOTAL	2,166,348
	Retailers—0.5%
350,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	304,784
525,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	118,125
525,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	118,125
75,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	77,484
50,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	51,645
	TOTAL	670,163
	Supermarkets—0.9%
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	76,810
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	77,509
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	54,280
600,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	615,315
475,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	487,350
	TOTAL	1,311,264
	Technology—7.0%
250,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	248,750
125,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	126,070
125,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	127,593
175,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	190,732
900,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	933,244
250,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	253,411
50,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	50,250
125,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	132,789
900,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	975,586
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	25,355
250,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	256,664
775,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	789,725
675,000	JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	675,773
225,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	227,069
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	50,114
150,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	159,656
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$400,000	NCR Corp., Sr. Unsecd. Note, 6.375%, 12/15/2023	$407,542
400,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	417,162
150,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	147,727
200,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	205,160
625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	639,341
25,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	24,964
75,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	74,440
200,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	207,963
200,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	212,469
850,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	945,468
375,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	373,322
1,200,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	1,218,738
	TOTAL	10,097,077
	Transportation Services—0.3%
200,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	191,625
250,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	257,395
	TOTAL	449,020
	Utility - Electric—3.3%
300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	294,504
200,000	Calpine Corp., 144A, 5.250%, 6/1/2026	202,523
550,000	Calpine Corp., 5.750%, 1/15/2025	557,103
125,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	122,453
75,000	DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	75,208
775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	807,453
300,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	316,381
450,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	475,792
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	52,866
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	50,406
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	50,866
850,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	890,218
300,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	305,325
175,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	179,558
400,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	411,376
	TOTAL	4,792,032
	Wireless Communications—3.0%
1,100,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	1,149,489
450,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	549,653
775,000	Sprint Corp., 7.125%, 6/15/2024	876,478
150,000	Sprint Corp., 7.875%, 9/15/2023	169,124
150,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	173,387
150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	152,105
250,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	264,406
275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	276,614
350,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	359,975
325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	340,010
	TOTAL	4,311,241
	TOTAL CORPORATE BONDS (IDENTIFIED COST $147,504,982)	140,076,020
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		COMMON STOCKS—0.1%
		Chemicals—0.0%
8,506	[2]	Hexion Holdings Corp.	$57,416
		Media Entertainment—0.1%
7,915	[2]	iHeartMedia, Inc.	66,090
		TOTAL COMMON STOCKS (IDENTIFIED COST $319,520)	123,506
		FLOATING RATE LOAN—0.1%
		Health Care—0.1%
$316,250	[3]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 5.491% (3-month USLIBOR +4.500%), 10/10/2025 (IDENTIFIED COST $557,456)	181,844
		REPURCHASE AGREEMENT—2.9%
		Finance - Banking—2.9%
4,142,000		Interest in $1,400,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,400,003,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,428,003,570. (IDENTIFIED COST $4,142,000)	4,142,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $152,523,958)[4]	144,523,370
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	450,392
		TOTAL NET ASSETS—100%	$144,973,762
1	Issuer in default.
2	Non-income-producing security.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	The cost of investments for federal tax purposes amounts to $152,875,987.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
13

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$140,076,020	$—	$140,076,020
Floating Rate Loan	—	181,844	—	181,844
Equity Securities:
Common Stocks
Domestic	123,506	—	—	123,506
Repurchase Agreement	—	4,142,000	—	4,142,000
TOTAL SECURITIES	$123,506	$144,399,864	$—	$144,523,370
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$6.53	$6.07	$6.82	$6.84	$6.36	$6.91
Income From Investment Operations:
Net investment income[1]	0.15	0.33	0.34	0.36	0.37	0.37
Net realized and unrealized gain (loss)	(0.50)	0.53	(0.55)	0.09	0.53	(0.53)
TOTAL FROM INVESTMENT OPERATIONS	(0.35)	0.86	(0.21)	0.45	0.90	(0.16)
Less Distributions:
Distributions from net investment income	(0.37)	(0.40)	(0.54)	(0.47)	(0.42)	(0.39)
Net Asset Value, End of Period	$5.81	$6.53	$6.07	$6.82	$6.84	$6.36
Total Return[2]	(4.30)%	14.54%	(3.29)%	6.94%	14.82%	(2.57)%
Ratios to Average Net Assets:
Net expenses[3]	0.81%[4]	0.81%	0.81%	0.78%	0.72%	0.77%
Net investment income	5.15%[4]	5.26%	5.27%	5.26%	5.74%	5.55%
Expense waiver/reimbursement[5]	0.03%[4]	0.02%	0.01%	0.00%[6]	0.06%	–%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,407	$109,538	$106,628	$192,194	$190,070	$267,448
Portfolio turnover	15%	31%	18%	32%	26%	33%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$6.49	$6.04	$6.78	$6.81	$6.33	$6.87
Income From Investment Operations:
Net investment income[1]	0.14	0.31	0.32	0.34	0.35	0.35
Net realized and unrealized gain (loss)	(0.48)	0.52	(0.54)	0.09	0.53	(0.52)
TOTAL FROM INVESTMENT OPERATIONS	(0.34)	0.83	(0.22)	0.43	0.88	(0.17)
Less Distributions:
Distributions from net investment income	(0.36)	(0.38)	(0.52)	(0.46)	(0.40)	(0.37)
Net Asset Value, End of Period	$5.79	$6.49	$6.04	$6.78	$6.81	$6.33
Total Return[2]	(4.29)%	14.13%	(3.43)%	6.56%	14.53%	(2.72)%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.06%	1.06%	1.03%	0.96%	1.01%
Net investment income	4.88%[4]	4.99%	5.03%	5.01%	5.48%	5.29%
Expense waiver/reimbursement[5]	0.03%[4]	0.02%	0.01%	0.00%[6]	0.08%	–%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,566	$58,591	$43,012	$50,284	$49,183	$44,179
Portfolio turnover	15%	31%	18%	32%	26%	33%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
June 30, 2020 (unaudited)
Assets:
Investment in securities, at value including (identified cost $152,523,958)		$144,523,370
Income receivable		2,361,264
Receivable for investments sold		992,695
Receivable for shares sold		111,698
TOTAL ASSETS		147,989,027
Liabilities:
Payable for investments purchased	$2,828,750
Payable for shares redeemed	148,214
Bank overdraft	1,907
Payable for investment adviser fee (Note 5)	2,237
Payable for administrative fees (Note 5)	308
Payable for distribution services fee (Note 5)	9,896
Accrued expenses (Note 5)	23,953
TOTAL LIABILITIES		3,015,265
Net assets for 24,969,567 shares outstanding		$144,973,762
Net Assets Consist of:
Paid-in capital		$162,717,116
Total distributable earnings (loss)		(17,743,354)
TOTAL NET ASSETS		$144,973,762
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($97,407,349 ÷ 16,755,310 shares outstanding), no par value, unlimited shares authorized		$5.81
Service Shares:
Net asset value per share ($47,566,413 ÷ 8,214,257 shares outstanding), no par value, unlimited shares authorized		$5.79
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Interest		$4,393,424
Expenses:
Investment adviser fee (Note 5)	$442,537
Administrative fee (Note 5)	59,901
Custodian fees	6,853
Transfer agent fee	8,215
Directors'/Trustees' fees (Note 5)	1,043
Auditing fees	16,913
Legal fees	4,239
Portfolio accounting fees	44,347
Distribution services fee (Note 5)	61,100
Printing and postage	25,813
Miscellaneous (Note 5)	11,702
TOTAL EXPENSES	682,663
Waiver of investment adviser fee (Note 5)	(20,523)
Net expenses		662,140
Net investment income		3,731,284
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(234,548)
Net change in unrealized appreciation of investments		(9,606,248)
Net realized and unrealized loss on investments		(9,840,796)
Change in net assets resulting from operations		$(6,109,512)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,731,284	$8,215,344
Net realized loss	(234,548)	(529,999)
Net change in unrealized appreciation/depreciation	(9,606,248)	13,556,833
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,109,512)	21,242,178
Distributions to Shareholders:
Primary Shares	(5,812,160)	(6,917,851)
Service Shares	(2,736,746)	(2,697,708)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,548,906)	(9,615,559)
Share Transactions:
Proceeds from sale of shares	19,847,907	42,973,449
Net asset value of shares issued to shareholders in payment of distributions declared	8,548,900	9,615,553
Cost of shares redeemed	(36,893,985)	(45,725,985)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,497,178)	6,863,017
Change in net assets	(23,155,596)	18,489,636
Net Assets:
Beginning of period	168,129,358	149,639,722
End of period	$144,973,762	$168,129,358
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
Prior to April 28, 2020, the name of the Trust and Fund were Federated Insurance Series and Federated High Income Bond Fund II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Effective January 1, 2019, the Fund is subject to Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased callable debt securities with non-contingent call features to the earliest call date. The Fund applied the standard on a retrospective basis, as allowed under the standard, beginning with the fiscal year ended December 31, 2018. The identified cost basis of the applicable securities at December 31, 2018 has been adjusted from $38,215,162 to $38,157,938. This change had no impact on total distributable earnings (loss) or the net asset value of the Fund. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $20,523 is disclosed in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2020		Year Ended 12/31/2019
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,450,185	$13,735,566	3,164,991	$19,950,540
Shares issued to shareholders in payment of distributions declared	1,181,333	5,812,160	1,132,218	6,917,851
Shares redeemed	(3,658,916)	(21,996,743)	(5,078,703)	(31,964,711)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(27,398)	$(2,449,017)	(781,494)	$(5,096,320)

	Six Months Ended 6/30/2020		Year Ended 12/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,039,349	$6,112,341	3,668,502	$23,022,909
Shares issued to shareholders in payment of distributions declared	558,519	2,736,740	442,972	2,697,702
Shares redeemed	(2,408,486)	(14,897,242)	(2,207,531)	(13,761,274)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(810,618)	$(6,048,161)	1,903,943	$11,959,337
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(838,016)	$(8,497,178)	1,122,449	$6,863,017
4. FEDERAL TAX INFORMATION
At June 30, 2020, the cost of investments for federal tax purposes was $152,875,987. The net unrealized depreciation of investments for federal tax purposes was $8,352,617. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,171,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,523,729.
As of December 31, 2019, the Fund had a capital loss carryforward of $12,942,966 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$35,125	$12,907,841	$12,942,966
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, the Adviser voluntarily waived $20,523 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$61,100
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, FSC retained $1,739 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2020, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sales transactions complied with Rule 17a-7 under the Act and amounted to $447,141. Net realized gain recognized on these transactions was $11,641.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2020, were as follows:
Purchases	$20,879,563
Sales	$26,502,006
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and, at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the six months ended June 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$957.00	$3.94
Service Shares	$1,000	$957.10	$5.16
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.84	$4.07
Service Shares	$1,000	$1,019.60	$5.32
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.81%
Service Shares	1.06%
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Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes High Income Bond Fund II (the “Fund”)
(FORMERLY, FEDERATED HIGH INCOME BOND FUND II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection
Semi-Annual Shareholder Report
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with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Semi-Annual Shareholder Report
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “LRMP”) for Federated Hermes High Income Bond Fund II (the “Fund” and collectively with the Federated Hermes funds, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2020
Share Class	Primary	Service

Federated Hermes Kaufmann Fund II
(formerly, Federated Kaufmann Fund II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2020 through June 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2020, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	32.7%
Information Technology	17.0%
Materials	13.8%
Industrials	6.6%
Consumer Discretionary	6.2%
Financials	4.5%
Real Estate	1.7%
Communication Services	0.7%
Consumer Staples	0.4%
Energy	0.4%
Securities Lending Collateral[2]	0.6%
Cash Equivalents[3]	16.3%
Other Assets and Liabilities—Net[4]	(0.9)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2020 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—83.9%
		Communication Services—0.7%
28,038	[1]	ZoomInfo Technologies, Inc.	$1,430,779
		Consumer Discretionary—6.2%
4,340	[1]	Alibaba Group Holding Ltd., ADR	936,138
657	[1]	Amazon.com, Inc.	1,812,545
1,400	[1]	Bright Horizons Family Solutions, Inc.	164,080
3,500	[1]	Etsy, Inc.	371,805
17,585	[1]	Floor & Decor Holdings, Inc.	1,013,775
2,002	[1]	GrubHub, Inc.	140,741
2,800		Hilton Worldwide Holdings, Inc.	205,660
1,958		Home Depot, Inc.	490,499
3,950	[1]	Just Eat Takeaway	411,014
17,354		Las Vegas Sands Corp.	790,301
3,397	[1]	Lululemon Athletica, Inc.	1,059,898
17,400		Moncler S.p.A	664,378
662,441		NagaCorp Ltd.	771,696
5,385	[1]	Planet Fitness, Inc.	326,169
1,600		Vail Resorts, Inc.	291,440
15,462		Wingstop, Inc.	2,148,754
14,355	[1]	YETI Holdings, Inc.	613,389
		TOTAL	12,212,282
		Consumer Staples—0.4%
500		Costco Wholesale Corp.	151,605
2,700	[1]	Freshpet, Inc.	225,882
8,017	[1]	Grocery Outlet Holding Corp.	327,094
		TOTAL	704,581
		Energy—0.4%
52,800	[1]	New Fortress Energy LLC	684,288
		Financials—4.5%
9,400	[1]	ARYA Sciences Acquisition Corp.	188,000
22,400		Apollo Global Management LLC	1,118,208
94,600		Ashmore Group PLC	488,288
2,265		BlackRock, Inc.	1,232,364
7,200		Exor NV	410,519
125,000		FinecoBank Banca Fineco SPA	1,684,388
1,650		Goldman Sachs Group, Inc.	326,073
20,600		Hamilton Lane, Inc.	1,387,822
31,800		KKR & Co., Inc, Class Common	981,984
925	[1]	Markel Corp.	853,932
9,900	[1]	SelectQuote, Inc.	250,767
		TOTAL	8,922,345
		Health Care—32.6%
10,800		Abbott Laboratories	987,444
7,912	[1]	Akouos, Inc.	178,020
30,290	[1]	Albireo Pharma, Inc.	802,382
62,000	[1]	Alector, Inc.	1,515,280
46,300	[1]	Amarin Corporation PLC., ADR	320,396
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
33,968	[1]	Amphastar Pharmaceuticals, Inc.	$762,921
27,866	[1]	Argenx SE	6,210,854
1,319	[1]	Avidity Biosciences LLC	37,275
4,298	[1]	Avrobio, Inc.	75,000
21,000	[1]	Boston Scientific Corp.	737,310
17,700	[1]	CRISPR Therapeutics AG	1,300,773
89,600	[1]	Calithera Biosciences, Inc.	473,088
46,800	[1]	Catabasis Pharmaceuticals, Inc.	300,924
19,100	[1]	Catalent, Inc.	1,400,030
130,187	[1]	Corcept Therapeutics, Inc.	2,189,745
7,550		Danaher Corp.	1,335,067
8,213	[1]	Dexcom, Inc.	3,329,550
166,800	[1]	Dynavax Technologies Corp.	1,479,516
24,300	[1]	Editas Medicine, Inc.	718,794
7,500	[1]	Edwards Lifesciences Corp.	518,325
3,200	[1]	Fate Therapeutics, Inc.	109,792
20,900	[1,2]	Frequency Therapeutics, Inc.	485,925
13,400	[1,2]	GW Pharmaceuticals PLC, ADR	1,644,448
11,700	[1]	Galapagos NV	2,296,814
18,000	[1]	Galapagos NV, ADR	3,551,220
46,449	[1]	Gamida Cell Ltd.	212,272
6,780	[1]	Genmab A/S	2,268,054
15,241	[1]	Genmab A/S, ADR	516,518
12,200	[1]	Gossamer Bio, Inc.	158,600
1,600	[1]	IDEXX Laboratories, Inc.	528,256
1,400	[1]	Illumina, Inc.	518,490
10,000	[1]	Immatics N.V.	125,920
7,000	[1]	Insulet Corp.	1,359,820
660	[1]	Intuitive Surgical, Inc.	376,088
4,154		Johnson & Johnson	584,177
13,000	[1]	Kaleido Biosciences, Inc.	96,590
2,556	[1]	Legend Biotech Corp., ADR	108,783
36,955	[1]	Merus NV	594,606
137,800	[1]	Minerva Neurosciences, Inc.	497,458
44,100	[1]	Moderna, Inc.	2,831,661
17,682	[1]	Molecular Partners AG	279,023
6,250	[1]	Orchard Therapeutics PLC, ADR	37,500
9,000	[1]	PDS Biotechnology Corp.	18,090
6,600	[1]	Repligen Corp.	815,826
27,300	[1]	Rhythm Pharmaceuticals, Inc.	608,790
1,578	[1]	Sarepta Therapeutics, Inc.	253,017
139,300	[1]	Scynexis, Inc.	104,600
28,800	[1]	Seres Therapeutics, Inc.	137,088
10,400	[1]	Stoke Therapeutics, Inc.	247,832
3,100		Stryker Corp.	558,589
24,200	[1]	Tandem Diabetes Care, Inc.	2,393,864
5,100	[1]	Teladoc, Inc.	973,284
27,000	[1]	Translate Bio, Inc.	483,840
20,775	[1]	TransMedics Group, Inc.	372,288
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
49,900	[1]	Ultragenyx Pharmaceutical, Inc.	$3,903,178
49,300	[1]	UniQure N.V.	2,221,458
19,500	[1]	Veeva Systems, Inc.	4,571,190
23,189	[1]	Zai Lab Ltd., ADR	1,904,513
24,134	[1]	Zogenix, Inc.	651,859
		TOTAL	64,074,015
		Industrials—6.6%
34,556	[1,2]	Azul S.A., ADR	386,336
7,100	[1]	Colfax Corp.	198,090
3,540	[1]	CoStar Group, Inc.	2,515,772
2,750	[1]	FTI Consulting, Inc.	315,013
3,200	[1]	Generac Holdings, Inc.	390,176
10,116		HEICO Corp.	1,008,059
9,650		IHS Markit Ltd.	728,575
4,252		L3Harris Technologies, Inc.	721,437
35,700	[1]	Mercury Systems, Inc.	2,808,162
4,700		Roper Technologies, Inc.	1,824,822
7,771	[1]	Trex Co., Inc.	1,010,774
5,800		Verisk Analytics, Inc.	987,160
		TOTAL	12,894,376
		Information Technology—17.0%
1,300	[1]	Adobe, Inc.	565,903
34,000	[1]	Advanced Micro Devices, Inc.	1,788,740
5,071	[1]	Ansys, Inc.	1,479,363
1,500		Broadcom, Inc.	473,415
5,326	[1]	Coupa Software, Inc.	1,475,515
2,800	[1]	DocuSign, Inc.	482,188
8,675	[1]	Envestnet, Inc.	637,960
5,229	[1]	Everbridge, Inc.	723,484
2,100		FLIR Systems, Inc.	85,197
7,900		Fidelity National Information Services, Inc.	1,059,311
36,700	[1]	GDS Holdings Ltd., ADR	2,923,522
7,400	[1]	GoDaddy, Inc.	542,642
36,300		Marvell Technology Group Ltd.	1,272,678
15,359	[1]	Medallia, Inc.	387,661
45,600	[1]	Nexi SpA	787,717
47,300	[1]	PagSeguro Digital Ltd.	1,671,582
13,600	[1]	Q2 Holdings, Inc.	1,166,744
32,100	[1]	Radware Ltd.	757,239
15,000	[1]	Rapid7, Inc.	765,300
4,800	[1]	RealPage, Inc.	312,048
2,685	[1]	Salesforce.com, Inc.	502,981
6,900	[1]	ServiceNow, Inc.	2,794,914
5,750	[1]	Shopify, Inc.	5,457,900
10,100	[1]	Splunk, Inc.	2,006,870
4,820	[1]	Tyler Technologies, Inc.	1,671,962
8,100	[1]	Workday, Inc.	1,517,616
		TOTAL	33,310,452
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—13.8%
52,800		Agnico Eagle Mines Ltd.	$3,382,368
289,700		B2Gold Corp.	1,647,381
11,111		Ball Corp.	772,103
110,900		Barrick Gold Corp.	2,987,646
54,300	[1]	Endeavour Financial Corp.	1,313,903
7,300		Franco-Nevada Corp.	1,019,774
205,400	[1]	Kinross Gold Corp.	1,482,988
45,300		Kirkland Lake Gold Ltd.	1,868,172
79,000		Newcrest Mining Ltd.	1,761,325
54,200		Newmont Corp.	3,346,308
64,800		Osisko Gold Royalties Ltd.	648,000
7,347		Pan American Silver Corp.	223,275
73,800	[1]	Pretium Resources, Inc.	619,920
2,901		Scotts Miracle-Gro Co.	390,098
3,293		Sherwin-Williams Co.	1,902,860
10,668		Vulcan Materials Co.	1,235,888
25,500		Wheaton Precious Metals Corp.	1,123,275
263,900		Yamana Gold, Inc.	1,440,894
		TOTAL	27,166,178
		Real Estate—1.7%
16,500		Americold Realty Trust	598,950
5,100		Crown Castle International Corp.	853,485
7,000		Easterly Government Properties, Inc.	161,840
25,218		JBG Smith Properties	745,697
17,100		MGM Growth Properties LLC	465,291
9,382		Ryman Hospitality Properties	324,617
7,010		STAG Industrial, Inc.	205,531
		TOTAL	3,355,411
		TOTAL COMMON STOCKS (IDENTIFIED COST $81,986,774)	164,754,707
		WARRANTS—0.1%
		Health Care—0.1%
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants	36,772
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants	39,672
42,500	[1]	ContraFect Corp., Warrants	4,628
87,500	[1]	ContraFect Corp., Warrants	13,991
10,000	[1]	Dynavax Technologies Corp., Warrants	68,171
21,060	[1]	Scynexis, Inc., Warrants	335
25,200	[1]	Scynexis, Inc., Warrants	4,959
		TOTAL WARRANTS (IDENTIFIED COST $1,300)	168,528
		REPURCHASE AGREEMENTS—16.9%
$1,156,400		Interest in $1,400,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,400,003,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,428,003,570 (purchased with proceeds from securities lending collateral).	1,156,400
Semi-Annual Shareholder Report
5

Shares or Principal Amount		Value
	WARRANTS—continued
	REPURCHASE AGREEMENTS—continued
32,079,000	Interest in $1,400,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,400,003,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,428,003,570.	$32,079,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $33,235,400)	33,235,400
	TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $115,223,474)[3]	198,158,635
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(1,855,350)
	TOTAL NET ASSETS—100%	$196,303,285
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2020, were as follows:
	Balance of Shares Held 12/31/2019	Purchases/ Additions**	Sales/ Reductions**	Balance of Shares Held 6/30/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)**	Dividend Income
Consumer Discretionary
Wingstop, Inc.	15,970	—	(508)	15,462	$2,148,754	$815,080	$—	$3,458
Energy
New Fortress Energy LLC	32,100	20,700	—	52,800	$684,288	$(141,470)	$—	$—
Financials
ARYA Sciences Acquisition Corp.	9,400	—	—	9,400	$188,000	$79,900	$—	$—
Health Care
Albireo Pharma, Inc.	26,100	4,190	—	30,290	$802,382	$50,930	$—	$—
Alector, Inc.	61,300	11,672	(10,972)	62,000	$1,515,280	$441,697	$(4,153)	$—
Amphastar Pharmaceuticals, Inc.	22,100	11,868	—	33,968	$762,921	$103,469	$—	$—
Calithera Biosciences, Inc.	84,100	5,500	—	89,600	$473,088	$(41,498)	$—	$—
Catabasis Pharmaceuticals, Inc.	42,800	4,000	—	46,800	$300,924	$27,976	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/28/2024	11,450	—	—	11,450	$36,772	$1,428	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	21,500	—	—	21,500	$39,672	$(817)	$—	$—
ContraFect Corp., Warrants, Expiration Date 7/20/2022	87,500	—	—	87,500	$13,991	$437	$—	$—
ContraFect Corp., Warrants, Expiration Date 7/27/2021	42,500	—	—	42,500	$4,628	$(923)	$—	$—
Corcept Therapeutics, Inc.*	234,400	—	(104,213)	130,187	$2,189,745	$(320,486)	$974,383	$—
Dynavax Technologies Corp.	146,800	20,000	—	166,800	$1,479,516	$539,820	$—	$—
Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	10,000	—	—	10,000	$68,171	$35,447	$—	$—
Merus NV	11,400	25,555	—	36,955	$594,606	$83,113	$—	$—
Minerva Neurosciences, Inc.	205,200	—	(67,400)	137,800	$497,458	$(360,293)	$—	$—
Molecular Partners AG	17,900	—	(218)	17,682	$279,023	$(41,325)	$1,016	$—
Rhythm Pharmaceuticals, Inc.	27,300	—	—	27,300	$608,790	$(18,018)	$—	$—
Scynexis, Inc.	139,300	—	—	139,300	$104,600	$(22,163)	$—	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2023	25,200	—	—	25,200	$4,959	$(2,074)	$—	$—
Scynexis, Inc., Warrants, Expiration Date 4/6/2021	21,060	—	—	21,060	$335	$(973)	$—	$—
TransMedics Group, Inc.	—	20,775	—	20,775	$372,288	$82,003	$—	$—
Ultragenyx Pharmaceutical, Inc.	52,000	2,300	(4,400)	49,900	$3,903,178	$1,862,832	$(3,931)	$—
UniQure N.V.	57,600	2,360	(10,660)	49,300	$2,221,458	$(1,405,255)	$(43,940)	$—
Semi-Annual Shareholder Report
6

	Balance of Shares Held 12/31/2019	Purchases/ Additions**	Sales/ Reductions**	Balance of Shares Held 6/30/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)**	Dividend Income
Affiliated issuer no longer held at period end	43,300	—	(43,300)	—	$—	$955,424	$(1,027,790)	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,448,280	128,920	(241,671)	1,335,529	$19,294,827	$2,724,261	$(104,415)	$3,458
*	At June 30, 2020, the Fund no longer has ownership of at least 5% of the voting shares.
**	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$104,526,620	$—	$—	$104,526,620
International	60,228,087	—	—	60,228,087
Debt Securities:
Warrants	—	168,528	—	168,528
Repurchase Agreements	—	33,235,400	—	33,235,400
TOTAL SECURITIES	$164,754,707	$33,403,928	$—	$198,158,635
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.63	$18.55	$19.16	$16.70	$17.42	$18.92
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.10)	(0.11)	(0.14)	(0.11)	(0.15)
Net realized and unrealized gain (loss)	1.58	6.15	0.95	4.54	0.56	1.44
TOTAL FROM INVESTMENT OPERATIONS	1.48	6.05	0.84	4.40	0.45	1.29
Less Distributions:
Distributions from net realized gain	(2.22)	(1.97)	(1.45)	(1.94)	(1.17)	(2.79)
Net Asset Value, End of Period	$21.89	$22.63	$18.55	$19.16	$16.70	$17.42
Total Return[2]	10.73%	33.82%	3.84%	28.33%	3.66%	6.37%
Ratios to Average Net Assets:
Net expenses[3]	1.51%[4]	1.51%	1.52%	1.54%	1.54%[5]	1.53%[5]
Net investment loss	(0.99)%[4]	(0.49)%	(0.53)%	(0.77)%	(0.67)%	(0.84)%
Expense waiver/reimbursement[6]	—%	—%	—%	—%	0.03%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$58,208	$57,988	$46,160	$47,985	$42,122	$46,450
Portfolio turnover	23%	43%	41%	44%	59%	60%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.54% and 1.53% for the year ended December 31, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.27	$17.57	$18.26	$16.04	$16.82	$18.39
Income From Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.15)	(0.15)	(0.17)	(0.14)	(0.19)
Net realized and unrealized gain (loss)	1.43	5.82	0.91	4.33	0.53	1.41
TOTAL FROM INVESTMENT OPERATIONS	1.31	5.67	0.76	4.16	0.39	1.22
Less Distributions:
Distributions from net realized gain	(2.22)	(1.97)	(1.45)	(1.94)	(1.17)	(2.79)
Net Asset Value, End of Period	$20.36	$21.27	$17.57	$18.26	$16.04	$16.82
Total Return[2]	10.61%	33.52%	3.58%	27.97%	3.42%	6.15%
Ratios to Average Net Assets:
Net expenses[3]	1.76%[4]	1.76%	1.77%	1.79%	1.79%[5]	1.78%[5]
Net investment income (loss)	(1.24)%[4]	(0.74)%	(0.77)%	(1.02)%	(0.92)%	(1.07)%
Expense waiver/reimbursement[6]	—%	—%	—%	—%	0.03%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$138,095	$129,327	$105,132	$96,037	$78,870	$91,458
Portfolio turnover	23%	43%	41%	44%	59%	60%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.79% and 1.78% for the year ended December 31, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
June 30, 2020 (unaudited)
Assets:
Investment in repurchase agreements	$33,235,400
Investment in securities	164,923,235
Investment in securities, at value including $1,136,562 of securities loaned and $19,294,827 of investments in affiliated companies* (identified cost $115,223,474)		$198,158,635
Cash denominated in foreign currencies (identified cost $1,097)		1,098
Income receivable		40,684
Receivable for shares sold		95,508
TOTAL ASSETS		198,295,925
Liabilities:
Payable for investments purchased	$267,520
Payable for shares redeemed	464,863
Payable to bank	6,434
Payable for collateral due to broker for securities lending	1,156,400
Payable for investment adviser fee (Note 5)	6,872
Payable for administrative fees (Note 5)	412
Payable for distribution services fee (Note 5)	27,574
Accrued expenses (Note 5)	62,565
TOTAL LIABILITIES		1,992,640
Net assets for 9,441,262 shares outstanding		$196,303,285
Net Assets Consist of:
Paid-in capital		$105,631,265
Total distributable earnings (loss)		90,672,020
TOTAL NET ASSETS		$196,303,285
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($58,207,834 ÷ 2,658,661 shares outstanding), no par value, unlimited shares authorized		$21.89
Service Shares:
Net asset value per share ($138,095,451 ÷ 6,782,601 shares outstanding), no par value, unlimited shares authorized		$20.36
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Interest		$82,779
Dividends (including $3,458 received from an affiliated holding* and net of foreign taxes withheld of $11,337)		357,771
Net income on securities loaned		29,500
TOTAL INCOME		470,050
Expenses:
Investment adviser fee (Note 5)	$1,165,323
Administrative fee (Note 5)	70,978
Custodian fees	15,489
Transfer agent fee	8,381
Directors'/Trustees' fees (Note 5)	1,065
Auditing fees	17,191
Legal fees	5,309
Portfolio accounting fees	35,716
Distribution services fee (Note 5)	155,877
Printing and postage	18,056
Miscellaneous (Note 5)	17,492
TOTAL EXPENSES	1,510,877
Net investment income (loss)		(1,040,827)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(104,415) on sales of investments in affiliated companies*)		10,661,163
Net realized gain on foreign currency transactions		12,838
Net realized loss on futures contracts		(1,563,380)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $2,724,261 on investments in affiliated companies*)		10,827,226
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		19,937,847
Change in net assets resulting from operations		$18,897,020
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,040,827)	$(1,173,930)
Net realized gain	9,110,621	18,258,834
Net change in unrealized appreciation/depreciation	10,827,226	31,925,071
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,897,020	49,009,975
Distributions to Shareholders:
Primary Shares	(5,382,824)	(4,810,725)
Service Shares	(12,836,300)	(11,433,059)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,219,124)	(16,243,784)
Share Transactions:
Proceeds from sale of shares	20,161,891	39,703,166
Net asset value of shares issued to shareholders in payment of distributions declared	18,219,109	16,243,770
Cost of shares redeemed	(30,071,057)	(52,689,616)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,309,943	3,257,320
Change in net assets	8,987,839	36,023,511
Net Assets:
Beginning of period	187,315,446	151,291,935
End of period	$196,303,285	$187,315,446
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
Prior to April 28, 2020, the name of the Trust and Fund were Federated Insurance Series and Federated Kaufmann Fund II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At June 30, 2020, the fund had no outstanding Futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $1,571,494. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2020, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of June 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,136,562	$1,156,400
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(1,563,380)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2020		Year Ended 12/31/2019
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	82,651	$1,712,630	271,211	$5,716,979
Shares issued to shareholders in payment of distributions declared	350,901	5,382,822	236,865	4,810,723
Shares redeemed	(337,636)	(7,032,093)	(434,328)	(9,130,046)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	95,916	$63,359	73,748	$1,397,656

	Six Months Ended 6/30/2020		Year Ended 12/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	979,500	$18,449,261	1,711,055	$33,986,187
Shares issued to shareholders in payment of distributions declared	898,900	12,836,287	597,650	11,433,047
Shares redeemed	(1,177,034)	(23,038,964)	(2,211,316)	(43,559,570)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	701,366	$8,246,584	97,389	$1,859,664
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	797,282	$8,309,943	171,137	$3,257,320
4. FEDERAL TAX INFORMATION
At June 30, 2020, the cost of investments for federal tax purposes was $115,223,474. The net unrealized appreciation of investments for federal tax purposes was $82,935,161. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,172,710 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,237,549.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
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Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2020, the Sub-Adviser earned a fee of $955,565.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$155,877
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2020, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2020, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Interfund Transactions
During the six months ended June 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $120,990 and $4,153,060, respectively. Net realized gain recognized on these transactions was $1,484,895.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2020, were as follows:
Purchases	$34,957,498
Sales	$50,581,895
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7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At June 30, 2020, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	70.3%
Canada	11.2%
Netherland	5.0%
Belgium	3.0%
China	2.9%
Italy	1.6%
Denmark	1.4%
United Kingdom	1.1%
Other[1]	4.4%
1	Countries representing less than 1.0% have been aggregated under the designation “Other.”
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the six months ended June 30, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existed political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,107.80	$7.91
Service Shares	$1,000	$1,106.10	$9.22
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.40	$7.57
Service Shares	$1,000	$1,016.10	$8.82
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.51%
Service Shares	1.76%
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Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes Kaufmann Fund II (the “Fund”)
(FORMERLY, FEDERATED KAUFMANN FUND II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection
Semi-Annual Shareholder Report
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with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Semi-Annual Shareholder Report
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Semi-Annual Shareholder Report
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “LRMP”) for Federated Hermes Kaufmann Fund II (the “Fund” and collectively with the Federated Hermes funds, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2020
Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II
(formerly, Federated Managed Volatility Fund II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2020 through June 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2020, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	48.3%
Domestic Equity Securities	39.1%
Federated Hermes High Income Bond Fund II, Class P	2.4%
Emerging Markets Core Fund	2.0%
Project and Trade Finance Core Fund	1.7%
Federated Bank Loan Core Fund	0.8%
International Equity Securities	0.7%
Federated Hermes Short-Intermediate Government Fund, Institutional Shares[2]	0.0%
Cash Equivalents[3]	2.0%
Other Security Types[4]	0.3%
Derivative Contracts[5]	0.8%
Repurchase Agreement	6.0%
Other Assets and Liabilities—Net[6]	(4.1)%
TOTAL	100.0%
At June 30, 2020, the Fund’s sector composition7 for its equity securities was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	18.6%
Health Care	14.7%
Industrials	12.3%
Information Technology	9.8%
Communication Services	9.1%
Consumer Staples	9.1%
Consumer Discretionary	6.7%
Utilities	5.7%
Energy	5.1%
Real Estate	4.6%
Materials	4.3%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.
2	Represents less than 0.1%.
3	Cash Equivalents include any investments in money market mutual funds.
4	Other Security Types consist of purchased options.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the tables at the end of the Portfolio of Investments included in this Report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Co-Advisers assign a classification to securities not classified by the GICS and to securities for which the Co-Advisers do not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.8%
		Communication Services—3.6%
136,948		AT&T, Inc.	$4,139,938
13,628		Activision Blizzard, Inc.	1,034,365
1,892	[1]	Alphabet, Inc., Class A	2,682,951
585	[1]	Alphabet, Inc., Class C	826,962
2,445	[1]	Charter Communications, Inc.	1,247,048
65,551		Comcast Corp., Class A	2,555,178
48	[1]	DISH Network Corp., Class A	1,656
8,981	[1]	Discovery, Inc., Class C	172,974
6,724		Fox Corp.	180,338
2,756		Fox Corp.	73,971
12,228	[1]	Liberty Sirius Group	421,255
4,044	[1]	Pinterest, Inc.	89,655
4,243	[1]	Take-Two Interactive Software, Inc.	592,195
79,367		Verizon Communications, Inc.	4,375,503
24,546		Walt Disney Co.	2,737,124
12,000	[1]	Warner Music Group	354,000
17,002	[1]	Zynga, Inc.	162,199
		TOTAL	21,647,312
		Consumer Discretionary—2.7%
1,705		Aptiv PLC	132,854
1,887		Best Buy Co., Inc.	164,679
13,816		Brunswick Corp.	884,362
9,170	[1]	Caesars Entertainment Corp.	111,232
1,421		Carter's, Inc.	114,675
1,068		Darden Restaurants, Inc.	80,922
12,592		eBay, Inc.	660,450
5,100		Extended Stay America, Inc.	57,069
197,607		Ford Motor Co.	1,201,451
10,145		Gentex Corp.	261,437
5,711		Hilton Worldwide Holdings, Inc.	419,473
8,038		Home Depot, Inc.	2,013,599
929		Kohl's Corp.	19,295
17,751		L Brands, Inc.	265,732
38,812	[1]	LKQ Corp.	1,016,874
5,066		Lennar Corp., Class A	312,167
5,882		Marriott International, Inc., Class A	504,264
16,457		McDonald's Corp.	3,035,823
331	[1]	Mohawk Industries, Inc.	33,683
42,163		Newell Brands, Inc.	669,548
9,000	[1]	Onewater Marine, Inc.	218,520
12,392		PVH Corp.	595,436
660	[1]	Peloton Interactive, Inc.	38,128
8,440	[1]	Planet Fitness, Inc.	511,211
14,865		Six Flags Entertainment Corp.	285,557
14,930		Target Corp.	1,790,555
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
18,947		Wyndham Destinations, Inc.	$533,926
		TOTAL	15,932,922
		Consumer Staples—3.6%
90,000	[1]	Albertsons Cos., Inc.	1,419,300
45,633		Altria Group, Inc.	1,791,095
45,000	[1]	Bellring Brands, Inc.	897,300
136	[1]	Beyond Meat, Inc.	18,221
8,292		Colgate-Palmolive Co.	607,472
13,193		Coty, Inc. - CL A	58,973
7,612		Hershey Foods Corp.	986,667
8,000	[1]	Jde Peet's B.V.	324,287
17,650		Kraft Heinz Co./The	562,859
26,121		Kroger Co.	884,196
26,856		Mondelez International, Inc.	1,373,147
6,132		PepsiCo, Inc.	811,018
28,845		Philip Morris International, Inc.	2,020,881
31,320		Procter & Gamble Co.	3,744,932
9,813		Spectrum Brands Holdings, Inc.	450,417
15,369	[1]	Sprouts Farmers Market, Inc.	393,293
47,230		The Coca-Cola Co.	2,110,236
1,663		Walgreens Boots Alliance, Inc.	70,495
24,507		WalMart, Inc.	2,935,448
		TOTAL	21,460,237
		Energy—2.0%
31,253		Apache Corp.	421,916
5,155		Cabot Oil & Gas Corp., Class A	88,563
43,017		Chevron Corp.	3,838,407
7,257		Concho Resources, Inc.	373,736
23,516		ConocoPhillips	988,142
9,889		Diamondback Energy, Inc.	413,558
12,078		EOG Resources, Inc.	611,871
42,892		Exxon Mobil Corp.	1,918,130
158		Helmerich & Payne, Inc.	3,083
38,729		Kinder Morgan, Inc.	587,519
5,059		Phillips 66	363,742
866		Pioneer Natural Resources, Inc.	84,608
63,154		Schlumberger Ltd.	1,161,402
11,495		Valero Energy Corp.	676,136
31,409		Williams Cos., Inc.	597,399
		TOTAL	12,128,212
		Financials—7.4%
69,868		AGNC Investment Corp.	901,297
12,971		Allstate Corp.	1,258,057
23,972		Ally Financial, Inc.	475,365
26,858		American International Group, Inc.	837,432
8,151		Ameriprise Financial, Inc.	1,222,976
12,000	[1]	BRP Group, Inc.	207,240
172,977		Bank of America Corp.	4,108,204
37,911		Bank of New York Mellon Corp.	1,465,260
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
32,470	[1]	Berkshire Hathaway, Inc., Class B	$5,796,220
994		BlackRock, Inc.	540,826
40,005	[1]	Brighthouse Financial, Inc.	1,112,939
1,416		CME Group, Inc.	230,157
730		Chubb Ltd.	92,433
43,724		Citigroup, Inc.	2,234,296
2,785		Discover Financial Services	139,501
51,580		Equitable Holdings, Inc.	994,978
1,635		First Citizens Bancshares, Inc., Class A	662,208
98		First Horizon National Corp.	976
5,549		Goldman Sachs Group, Inc.	1,096,593
11,817		Hanover Insurance Group, Inc.	1,197,417
55,932		JPMorgan Chase & Co.	5,260,964
4,742		Kemper Corp.	343,890
6,654		Lazard Ltd., Class A	190,504
1,892		Lincoln National Corp.	69,607
84,311		MGIC Investment Corp.	690,507
34,039		MetLife, Inc.	1,243,104
19,651		Morgan Stanley	949,143
11,424		NASDAQ, Inc.	1,364,825
21,595		OneMain Holdings, Inc.	529,941
52,000	[1]	Oportun Financial Corp.	698,880
31,109		Popular, Inc.	1,156,322
12,420		Prudential Financial, Inc.	756,378
632		Regions Financial Corp.	7,028
109,331		SLM Corp.	768,597
536	[1]	SVB Financial Group	115,524
8,000	[1]	SelectQuote, Inc.	202,640
30,000	[1]	Silvergate Capital Corp.	420,000
7,191		Sterling Bancorp	84,279
29,133		Synchrony Financial	645,587
3,029		U.S. Bancorp	111,528
73,268		Unum Group	1,215,516
6,222		VOYA Financial, Inc.	290,256
48,000	[1]	Velocity Financial, LLC	189,600
7,377		Virtu Financial, Inc.	174,097
60,512		Wells Fargo & Co.	1,549,107
13,228		Zions Bancorporation, N.A.	449,752
		TOTAL	44,051,951
		Health Care—5.9%
18,616		Abbott Laboratories	1,702,061
6,438		AbbVie, Inc.	632,083
10,000	[1]	Akouos, Inc.	225,000
2,501	[1]	Alkermes, Inc.	48,532
3,128		Anthem, Inc.	822,601
8,572		Baxter International, Inc.	738,049
163		Becton Dickinson & Co.	39,001
2,994	[1]	Biogen, Inc.	801,045
31,155		Bristol-Myers Squibb Co.	1,831,914
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
25,857		CVS Health Corp.	$1,679,929
10,315		Danaher Corp.	1,824,002
15,699	[1]	Davita, Inc.	1,242,419
7,033		Dentsply Sirona, Inc.	309,874
18,000	[1]	Frequency Therapeutics, Inc.	418,500
20,000	[1]	Genetron Holdings Ltd., ADR	241,400
34,155		Gilead Sciences, Inc.	2,627,886
2,603		HCA Healthcare, Inc.	252,647
4,288		Humana, Inc.	1,662,672
2,643	[1]	IQVIA Holdings, Inc.	374,989
520	[1]	Jazz Pharmaceuticals PLC.	57,377
44,076		Johnson & Johnson	6,198,408
12,000	[1]	Lyra Therapeutics, Inc.	136,080
7,858		McKesson Corp.	1,205,574
34,124		Medtronic PLC	3,129,171
8,065		Merck & Co., Inc.	623,666
67,011		Pfizer, Inc.	2,191,260
20,000	[1]	PolyPid Ltd.	360,600
40,030	[1]	Progenity, Inc.	360,270
42,000	[1]	Progyny, Inc.	1,084,020
1,867		STERIS PLC	286,473
210	[1]	Teladoc, Inc.	40,076
2,421		Thermo Fisher Scientific, Inc.	877,225
1,237		UnitedHealth Group, Inc.	364,853
2,727		Universal Health Services, Inc., Class B	253,311
2,534		Zimmer Biomet Holdings, Inc.	302,458
		TOTAL	34,945,426
		Industrials—4.9%
3,193		3M Co.	498,076
30,534		ADT, Inc.	243,661
7,033	[1]	AECOM	264,300
6,846		Ametek, Inc.	611,827
1,709		Armstrong World Industries, Inc.	133,234
2,826		Boeing Co.	518,006
6,000	[1]	CPG Newco LLC	191,160
19,721		CSX Corp.	1,375,343
1,780		Carlisle Cos., Inc.	213,013
12,057		Carrier Global Corp.	267,907
4,685		Caterpillar, Inc.	592,653
6,297		Crane Co.	374,420
4,622		Cummins, Inc.	800,808
555		Deere & Co.	87,218
9,385	[1]	Delta Air Lines, Inc.	263,249
6,481		Dover Corp.	625,805
13,021		Eaton Corp. PLC	1,139,077
22,997		Emerson Electric Co.	1,426,504
60,000		GFL Environmental, Inc.	1,126,200
154,056		General Electric Co.	1,052,203
40,657		GrafTech International Ltd.	324,443
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
11,166	[1]	HD Supply, Inc.	$386,902
10,807		Honeywell International, Inc.	1,562,584
3,118		Hubbell, Inc.	390,872
1,751		Hunt (J.B.) Transportation Services, Inc.	210,715
478		Huntington Ingalls Industries, Inc.	83,406
5,486		Kansas City Southern Industries, Inc.	819,005
153	[1]	Kirby Corp.	8,195
4,777	[1]	Lyft, Inc.	157,689
2,636		Manpower, Inc.	181,225
13,234		Masco Corp.	664,479
327		Nielsen Holdings PLC	4,859
597		Nordson Corp.	113,257
2,709		Norfolk Southern Corp.	475,619
2,778		Northrop Grumman Corp.	854,068
5,939		Old Dominion Freight Lines, Inc.	1,007,195
6,028		Otis Worldwide Corp.	342,752
22,146		Owens Corning, Inc.	1,234,861
2,475		Parker-Hannifin Corp.	453,593
14,466		Raytheon Technologies Corp.	891,395
1,694		Regal Beloit Corp.	147,920
5,384		Rockwell Automation, Inc.	1,146,792
1,834		Southwest Airlines Co.	62,686
3,917	[1]	Teledyne Technologies, Inc.	1,217,991
6,364		Trane Technologies PLC	566,269
2,674		TransUnion	232,745
12,228	[1]	Uber Technologies, Inc.	380,046
5,463		Union Pacific Corp.	923,629
1,427	[1]	United Rentals, Inc.	212,680
9,505		Valmont Industries, Inc.	1,079,958
519		W.W. Grainger, Inc.	163,049
11,093		Waste Management, Inc.	1,174,860
		TOTAL	29,280,403
		Information Technology—3.9%
3,197	[1]	Akamai Technologies, Inc.	342,367
3,936		Alliance Data Systems Corp.	177,592
369	[1]	Arista Networks, Inc.	77,501
8,996	[1]	Arrow Electronics, Inc.	617,935
6,033	[1]	Autodesk, Inc.	1,443,033
7,891		Avnet, Inc.	220,041
2,282	[1]	CACI International, Inc., Class A	494,920
14,165	[1]	Ciena Corp.	767,176
19,621	[1]	Cirrus Logic, Inc.	1,212,185
44,127		Cisco Systems, Inc.	2,058,083
1,500		Citrix Systems, Inc.	221,865
40,670	[1]	CommScope Holdings Co., Inc.	338,781
2,378	[1]	Crowdstrike Holdings, Inc.	238,490
49,525		DXC Technology Co.	817,163
1,785	[1]	Euronet Worldwide, Inc.	171,039
1,378		Fidelity National Information Services, Inc.	184,776
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
11,453		HP, Inc.	$199,626
7,495		IBM Corp.	905,171
87,735		Intel Corp.	5,249,185
2,345	[1]	Keysight Technologies, Inc.	236,329
3,419	[1]	Lumentum Holdings, Inc.	278,409
20,124	[1]	Micron Technology, Inc.	1,036,788
4,819		Motorola, Inc.	675,286
4,937	[1]	ON Semiconductor Corp.	97,851
31,169	[1]	Pure Storage, Inc.	540,159
4,432	[1]	Qorvo, Inc.	489,869
6,809		Science Applications International Corp.	528,923
3,068		Skyworks Solutions, Inc.	392,274
3,650		Synnex Corp.	437,161
6,110	[1]	Synopsys, Inc.	1,191,450
803	[1]	Verisign, Inc.	166,085
6,983	[1]	WEX, Inc.	1,152,265
16,726		Xerox Holdings Corp.	255,741
		TOTAL	23,215,519
		Materials—1.7%
6,163		Air Products & Chemicals, Inc.	1,488,118
6,736		Aptargroup, Inc.	754,297
12,522		CF Industries Holdings, Inc.	352,369
20,157		Cabot Corp.	746,817
9,309		Celanese Corp.	803,739
11,154		Dow, Inc.	454,637
16,632	[1]	Eagle Materials, Inc.	1,167,899
85,466		Graphic Packaging Holding Co.	1,195,669
2,973		International Paper Co.	104,679
4,715		Linde PLC	1,000,099
2,812		LyondellBasell Industries N.V.	184,805
191		Newmarket Corp.	76,492
2,963		Newmont Corp.	182,935
13,145		Reliance Steel & Aluminum Co.	1,247,855
12,623		Steel Dynamics, Inc.	329,334
		TOTAL	10,089,744
		Real Estate—1.8%
3,292		Avalonbay Communities, Inc.	509,075
17,154	[1]	CBRE Group, Inc.	775,704
1,977		Crown Castle International Corp.	330,851
34,150		Duke Realty Corp.	1,208,568
37,129		Equity Commonwealth	1,195,554
23,394		Equity Residential Properties Trust	1,376,035
1,843		Essex Property Trust, Inc.	422,360
802		Extra Space Storage, Inc.	74,081
19,131		Highwoods Properties, Inc.	714,160
50,341		Invitation Homes, Inc.	1,385,888
42		Life Storage, Inc.	3,988
11,933		Mid-American Apartment Communities, Inc.	1,368,357
6,738		Public Storage	1,292,955
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
5,330		VEREIT, Inc.	$34,272
7,729		Vornado Realty Trust L.P.	295,325
		TOTAL	10,987,173
		Utilities—2.3%
3,332		American Electric Power Co., Inc.	265,361
5,536		American Water Works Co., Inc.	712,262
3,459		Consolidated Edison Co.	248,806
3,366		Dominion Energy, Inc.	273,252
22,676		Evergy, Inc.	1,344,460
26,209		Exelon Corp.	951,125
37,398		FirstEnergy Corp.	1,450,294
19,507		MDU Resources Group, Inc.	432,665
11,799		NRG Energy, Inc.	384,175
12,625		NextEra Energy, Inc.	3,032,146
55,353		NiSource, Inc.	1,258,727
8,538	[1]	P G & E Corp.	75,732
31,027		Public Service Enterprises Group, Inc.	1,525,287
1,417		Southern Co.	73,472
51,835		Vistra Energy Corp.	965,168
7,074		WEC Energy Group, Inc.	620,036
		TOTAL	13,612,968
		TOTAL COMMON STOCKS (IDENTIFIED COST $226,411,597)	237,351,867
		ADJUSTABLE RATE MORTGAGE—0.0%
$2,589	[2]	Federal National Mortgage Association ARM, 3.978%, 9/1/2037 (IDENTIFIED COST $2,608)	2,693
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.1%
		Agency Commercial Mortgage-Backed Securities—0.5%
790,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.847%, 10/25/2048	842,929
1,832,321		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	1,892,505
3,671		Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	3,675
		TOTAL	2,739,109
		Commercial Mortgage—0.6%
1,335,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	1,427,566
340,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	400,905
85,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	95,561
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	52,989
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	960,406
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	109,020
590,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	551,580
105,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	107,566
		TOTAL	3,705,593
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,308,648)	6,444,702
		CORPORATE BONDS—20.4%
		Basic Industry - Chemicals—0.1%
200,000		Albemarle Corp., 4.150%, 12/1/2024	214,578
200,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	210,688
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Basic Industry - Chemicals—continued
$300,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$337,737
	TOTAL	763,003
	Basic Industry - Metals & Mining—0.2%
156,000	Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	154,532
650,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	698,405
150,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	169,704
55,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	62,596
	TOTAL	1,085,237
	Capital Goods - Aerospace & Defense—0.8%
750,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	775,166
340,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	332,303
90,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	78,980
200,000	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	211,319
200,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	218,002
400,000	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	355,462
50,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	47,808
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	172,600
140,000	Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	153,178
400,000	Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	451,580
155,000	Lockheed Martin Corp., Sr. Unsecd. Note, 1.850%, 6/15/2030	159,047
400,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	438,809
585,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	654,040
500,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	518,581
20,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	21,357
25,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	26,670
	TOTAL	4,614,902
	Capital Goods - Building Materials—0.1%
60,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	63,139
110,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	114,886
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	513,778
40,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	45,730
165,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	173,468
	TOTAL	911,001
	Capital Goods - Construction Machinery—0.2%
770,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	813,910
450,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	522,357
	TOTAL	1,336,267
	Capital Goods - Diversified Manufacturing—0.4%
125,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	125,369
105,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	107,899
110,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	117,676
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	774,610
305,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	320,503
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	514,464
120,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	122,642
220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	221,732
	TOTAL	2,304,895
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.2%
$600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	$655,247
360,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	402,785
	TOTAL	1,058,032
	Communications - Cable & Satellite—0.7%
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	333,321
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	203,197
1,600,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,787,574
650,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	729,818
250,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	285,270
300,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	344,027
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	362,005
	TOTAL	4,045,212
	Communications - Media & Entertainment—0.6%
600,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	668,900
300,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	341,647
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	162,366
180,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	253,863
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	552,408
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	111,675
260,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	302,665
400,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	468,729
200,000	Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	205,750
110,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	122,894
135,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	155,431
	TOTAL	3,346,328
	Communications - Telecom Wireless—0.6%
425,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	449,406
400,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	401,708
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	341,860
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	444,160
250,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	250,698
160,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	175,056
400,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	446,578
120,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	141,654
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	284,063
280,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	369,018
	TOTAL	3,304,201
	Communications - Telecom Wirelines—0.9%
800,000	AT&T, Inc., Sr. Unsecd. Note, 3.200%, 3/1/2022	834,990
350,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	368,916
350,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	366,816
800,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	948,477
800,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	896,575
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	728,268
350,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	437,815
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	726,995
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	142,364
	TOTAL	5,451,216
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—0.6%
$500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	$524,012
350,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	362,493
450,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	506,278
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	415,558
205,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	207,332
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	757,009
365,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	384,147
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	208,303
	TOTAL	3,365,132
	Consumer Cyclical - Retailers—0.6%
589,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	639,378
300,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	312,240
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	184,536
215,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	248,952
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	362,654
540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	621,169
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	642,535
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	134,847
40,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	45,349
115,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	134,909
	TOTAL	3,326,569
	Consumer Cyclical - Services—0.3%
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	495,764
200,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	234,364
400,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	470,534
480,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	529,818
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	211,200
30,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	33,493
	TOTAL	1,975,173
	Consumer Non-Cyclical - Food/Beverage—1.0%
165,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	201,358
1,000,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	1,197,595
400,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	415,088
230,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	243,893
75,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	81,906
500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	539,145
200,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	217,840
150,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	189,420
500,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	561,401
250,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	277,142
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	253,834
105,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	109,738
160,000	Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	163,250
800,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.000%, 10/15/2027	898,159
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	332,911
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	548,943
	TOTAL	6,231,623
	Consumer Non-Cyclical - Health Care—0.2%
155,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	168,767
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	$205,816
392,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	438,831
79,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	97,471
140,000	DH Europe Finance II S.a r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	149,258
135,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	141,733
300,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	322,097
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	11,263
	TOTAL	1,535,236
	Consumer Non-Cyclical - Pharmaceuticals—1.1%
283,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	329,539
225,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	251,224
255,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	307,029
250,000	Amgen, Inc., 2.300%, 2/25/2031	262,160
500,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	529,653
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	196,798
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	669,148
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	655,198
375,000	Biogen, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2045	492,991
500,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.900%, 2/20/2028	588,680
110,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.250%, 10/26/2049	146,728
500,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	578,890
700,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	808,115
210,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	208,312
450,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	464,885
	TOTAL	6,489,350
	Consumer Non-Cyclical - Products—0.2%
230,000	Clorox Co., Sr. Unsecd. Note, 1.800%, 5/15/2030	232,491
70,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.700%, 4/1/2026	73,525
600,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	656,922
	TOTAL	962,938
	Consumer Non-Cyclical - Supermarkets—0.1%
300,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	327,557
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	243,037
	TOTAL	570,594
	Consumer Non-Cyclical - Tobacco—0.3%
400,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	525,253
350,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	381,584
315,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	324,913
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	346,585
	TOTAL	1,578,335
	Energy - Independent—0.2%
100,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	107,215
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	250,793
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	251,944
430,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	442,181
	TOTAL	1,052,133
	Energy - Integrated—0.6%
600,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.520%, 9/19/2022	623,483
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$110,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	$120,041
325,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	345,855
600,000		Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	684,628
300,000		Husky Energy, Inc., 4.000%, 4/15/2024	308,059
75,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	88,688
500,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	610,451
500,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	540,116
		TOTAL	3,321,321
		Energy - Midstream—0.5%
115,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	122,608
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	43,274
875,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	940,088
400,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	417,770
70,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	79,916
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	243,316
200,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	230,357
335,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	323,021
120,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	126,377
490,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	518,373
		TOTAL	3,045,100
		Energy - Refining—0.1%
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	273,097
175,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	181,689
		TOTAL	454,786
		Financial Institution - Banking—4.0%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 5/3/2027	682,029
400,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	419,966
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	2,061,603
50,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.946% (3-month USLIBOR +0.650%), 10/1/2021	50,041
150,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	202,303
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	55,362
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	331,305
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	836,623
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	207,220
125,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	136,025
580,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	627,004
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	632,525
900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	1,003,890
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	280,824
265,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	281,534
30,000		Comerica, Inc., 3.800%, 7/22/2026	32,434
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	369,980
165,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	164,248
800,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	936,871
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	1,333,166
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	747,592
1,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	1,555,540
345,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	356,997
1,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	2,068,169
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	$909,737
210,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	228,040
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	517,472
950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	1,082,086
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	320,217
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	297,339
400,000		Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	412,072
400,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	448,029
235,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	246,106
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	253,229
600,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	634,845
60,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	60,914
495,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	513,314
250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	274,039
50,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 1.990% (3-month USLIBOR +1.230%), 10/31/2023	50,368
410,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	424,412
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	327,478
1,300,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,443,659
		TOTAL	23,816,607
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
130,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	133,126
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	43,865
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	195,348
265,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	317,429
350,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	371,376
		TOTAL	1,061,144
		Financial Institution - Finance Companies—0.1%
150,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	156,152
600,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	609,825
		TOTAL	765,977
		Financial Institution - Insurance - Health—0.0%
190,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	202,731
		Financial Institution - Insurance - Life—0.7%
500,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	553,970
800,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	875,595
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	893,018
450,000		Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	496,845
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	194,414
250,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	294,483
170,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	177,497
350,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	422,516
		TOTAL	3,908,338
		Financial Institution - Insurance - P&C—0.3%
30,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	34,234
240,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	290,148
340,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	360,388
500,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	805,220
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$90,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	$89,202
	TOTAL	1,579,192
	Financial Institution - REIT - Apartment—0.4%
750,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	837,615
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	102,845
750,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	834,070
200,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	216,272
550,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	602,288
	TOTAL	2,593,090
	Financial Institution - REIT - Healthcare—0.2%
600,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	612,610
450,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	505,041
	TOTAL	1,117,651
	Financial Institution - REIT - Office—0.3%
350,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	378,910
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	456,815
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	831,922
	TOTAL	1,667,647
	Financial Institution - REIT - Other—0.2%
650,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	719,945
295,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	307,144
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	266,439
	TOTAL	1,293,528
	Financial Institution - REIT - Retail—0.1%
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	764,601
	Technology—0.9%
350,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 2/9/2022	361,930
75,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	85,620
318,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.110%, 9/15/2028	348,408
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 11/15/2030	272,578
75,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.700%, 4/15/2025	84,531
350,000	Cisco Systems, Inc., 3.625%, 3/4/2024	391,219
525,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	603,931
240,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	254,134
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	232,897
145,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	169,992
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	208,134
380,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	415,438
120,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	129,954
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	291,304
70,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	72,752
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	229,685
245,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	257,245
600,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	673,575
20,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	23,480
200,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	233,800
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	34,378
	TOTAL	5,374,985
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology Services—0.0%
$145,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	$151,841
	Transportation - Airlines—0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	144,655
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	147,838
	TOTAL	292,493
	Transportation - Railroads—0.1%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	192,657
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	107,668
310,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	335,358
230,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	246,352
	TOTAL	882,035
	Transportation - Services—0.3%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 10/15/2022	414,434
100,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	106,924
300,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	308,705
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	512,114
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	524,313
	TOTAL	1,866,490
	Utility - Electric—1.5%
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	659,499
400,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	465,169
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	330,028
195,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	199,626
165,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	177,352
210,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	232,785
900,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	976,564
200,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	215,753
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	449,225
400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	475,587
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	535,626
200,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	266,894
70,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	75,882
500,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	547,833
195,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	248,836
50,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	52,985
160,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	194,664
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	100,484
20,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 3/15/2046	25,419
490,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	613,158
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	227,418
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	53,157
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	117,849
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	514,751
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	78,639
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	325,280
500,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	554,533
135,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	154,647
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	158,972
	TOTAL	9,028,615
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.5%
$35,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	$37,443
115,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	121,761
700,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	847,842
395,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	420,665
750,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	825,092
120,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	134,130
690,000		TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	881,359
		TOTAL	3,268,292
		TOTAL CORPORATE BONDS (IDENTIFIED COST $109,632,517)	121,763,841
		MORTGAGE-BACKED SECURITIES—0.0%
28,042		Federal National Mortgage Association, Pool AO8829, 3.500%, 7/1/2042	30,453
5,939		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	6,780
3,592		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	4,151
10,363		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	11,973
11,758		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	13,646
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,129)	67,003
		PURCHASED CALL OPTION—0.0%
3,300	[1]	Invesco QQQ Trust Series 1, Notional Amount $81,708,000, Exercise Price $260.00, Expiration Date 7/17/2020 (IDENTIFIED COST $762,483)	260,700
		PURCHASED PUT OPTIONS—0.3%
3,600	[1]	iShares 20+ Year Treasury Bond ETF, Notional Amount $59,014,800, Exercise Price $148.00, Expiration Date 7/17/2020	19,800
5,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $154,180,000, Exercise Price $290.00, Expiration Date 7/17/2020	1,105,000
2,500	[1]	SPDR S&P 500 ETF Trust, Notional Amount $77,090,000, Exercise Price $250.00, Expiration Date 8/21/2020	398,750
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,682,056)	1,523,550
		U.S. TREASURIES—13.5%
$10,823		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	14,023
1,000,000		United States Treasury Bond, 2.000%, 2/15/2050	1,144,556
20,000		United States Treasury Bond, 2.750%, 11/15/2047	26,145
2,000,000		United States Treasury Bond, 2.875%, 5/15/2049	2,704,076
1,000		United States Treasury Bond, 3.000%, 11/15/2044	1,338
3,000,000		United States Treasury Bond, 3.000%, 2/15/2049	4,139,145
2,000,000		United States Treasury Bond, 3.125%, 5/15/2048	2,800,414
20,200,000		United States Treasury Note, 0.500%, 3/15/2023	20,378,774
18,000,000		United States Treasury Note, 1.375%, 6/30/2023	18,643,331
4,500,000		United States Treasury Note, 1.500%, 8/31/2021	4,569,441
2,500,000		United States Treasury Note, 1.500%, 9/15/2022	2,573,870
2,300,000		United States Treasury Note, 1.750%, 12/31/2024	2,453,186
8,900,000		United States Treasury Note, 1.750%, 11/15/2029	9,821,843
1,000,000		United States Treasury Note, 2.000%, 10/31/2022	1,042,543
2,020,000		United States Treasury Note, 2.125%, 5/31/2021	2,055,938
2,300,000		United States Treasury Note, 2.125%, 11/30/2024	2,488,775
50,000		United States Treasury Note, 2.250%, 11/15/2027	56,287
3,500,000		United States Treasury Note, 2.500%, 2/15/2022	3,631,900
40,000		United States Treasury Note, 2.875%, 5/31/2025	45,035
1,200,000		United States Treasury Note, 2.875%, 5/15/2028	1,415,764
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
$500,000	United States Treasury Note, 3.125%, 11/15/2028	$604,264
	TOTAL U.S. TREASURIES (IDENTIFIED COST $75,104,584)	80,610,648
	FOREIGN GOVERNMENTS/AGENCIES—0.3%
	Sovereign—0.3%
600,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	657,936
600,000	Mexico, Government of, 3.750%, 1/11/2028	624,384
200,000	Poland, Government of, 4.000%, 1/22/2024	221,756
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,434,800)	1,504,076
	INVESTMENT COMPANIES—18.9%
1,230,103	Emerging Markets Core Fund	11,993,505
540,193	Federated Bank Loan Core Fund	4,931,961
2,483,221	Federated Hermes High Income Bond Fund II, Class P	14,427,516
7,064,020	Federated Mortgage Core Portfolio	71,487,879
1,044	Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,901
1,139,958	Project and Trade Finance Core Fund	9,986,031
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $108,581,358)	112,838,793
	REPURCHASE AGREEMENT—6.0%
$35,864,000	Interest in $1,400,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,400,003,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,428,003,570. (IDENTIFIED COST $35,864,000)	35,864,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $566,845,780)[3]	598,231,873
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(1,502,136)
	TOTAL NET ASSETS—100%	$596,729,737
At June 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
[1]United States Treasury Notes 2-Year Long Futures	75	$16,562,109	September 2020	$5,105
[1]United States Treasury Notes 5-Year Long Futures	80	$10,059,375	September 2020	$21,695
[1]United States Treasury Ultra Bond Long Futures	35	$7,635,469	September 2020	$3,359
Short Futures
1S&P 500 E-Mini Short Futures	967	$149,411,170	September 2020	$5,042,567
[1]United States Treasury Notes 10-Year Short Futures	40	$5,566,875	September 2020	$(37,181)
[1]United States Treasury Notes 10-Year Ultra Short Futures	20	$3,149,687	September 2020	$(20,358)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$5,015,187
Semi-Annual Shareholder Report

At June 30, 2020, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
J.P. Morgan	Invesco QQQ Trust Series 1	$81,708,000	July 2020	$270.00	$(39,600)
Put Options:
J.P. Morgan	SPDR S&P 500 ETF Trust	$154,180,000	July 2020	$280.00	$(590,000)
J.P. Morgan	SPDR S&P 500 ETF Trust	$77,090,000	August 2020	$230.00	$(207,500)
(PREMIUMS RECEIVED $1,430,585)					$(837,100)
Net Unrealized Appreciation on Futures Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Affiliates	Balance of Shares Held 12/31/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	1,200,291	285,990	(256,178)	1,230,103	$11,993,505	$(338,174)	$7,421	$275,387
Federated Bank Loan Core Fund	735,995	15,208	(211,010)	540,193	$4,931,961	$(322,608)	$(235,418)	$140,422
Federated Hermes High Income Bond Fund II, Class P	2,624,254	809,629	(950,662)	2,483,221	$14,427,516	$(970,648)	$65,400	$846,383
Federated Mortgage Core Portfolio	8,479,435	1,920,556	(3,335,971)	7,064,020	$71,487,879	$1,415,574	$754,617	$1,141,130
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	1,035	9	—	1,044	$11,901	$529	$—	$109
Project and Trade Finance Core Fund	1,933,087	31,673	(824,802)	1,139,958	$9,986,031	$83,486	$(457,481)	$278,482
TOTAL OF AFFILIATED TRANSACTIONS	14,974,097	3,063,065	(5,578,623)	12,458,539	$112,838,793	$(131,841)	$134,539	$2,681,913
1	Non-income-producing security.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	The cost of investments for federal tax purposes amounts to $566,682,421.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$233,142,959	$—	$—	$233,142,959
International	4,208,908	—	—	4,208,908
Debt Securities:
Adjustable Rate Mortgage	—	2,693	—	2,693
Commercial Mortgage-Backed Securities	—	6,444,702	—	6,444,702
Corporate Bonds	—	121,763,841	—	121,763,841
Mortgage-Backed Securities	—	67,003	—	67,003
U.S. Treasuries	—	80,610,648	—	80,610,648
Foreign Governments/Agencies	—	1,504,076	—	1,504,076
Purchased Call Option	260,700	—	—	260,700
Purchased Put Options	1,523,550	—	—	1,523,550
Investment Companies[1]	102,852,762	—	—	112,838,793
Repurchase Agreement	—	35,864,000	—	35,864,000
TOTAL SECURITIES	$341,988,879	$246,256,963	$—	$598,231,873
Other Financial Instruments
Assets
Futures Contracts	$5,072,726	$—	$—	$5,072,726
Liabilities
Futures Contracts	(57,539)	—	—	(57,539)
Written Option Contracts	(837,100)	—	—	(837,100)
TOTAL OTHER FINANCIAL INSTRUMENTS	$4,178,087	$—	$—	$4,178,087
1	As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $9,986,031 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.30	$9.60	$10.80	$9.52	$9.29	$10.54
Income From Investment Operations:
Net investment income[1]	0.11	0.24	0.23	0.29	0.34	0.44
Net realized and unrealized gain (loss)	(1.16)	1.68	(1.13)	1.39	0.34	(1.20)
TOTAL FROM INVESTMENT OPERATIONS	(1.05)	1.92	(0.90)	1.68	0.68	(0.76)
Less Distributions:
Distributions from net investment income	(0.27)	(0.22)	(0.30)	(0.40)	(0.45)	(0.44)
Distributions from net realized gain	—	—	—	—	—	(0.05)
TOTAL DISTRIBUTIONS	(0.27)	(0.22)	(0.30)	(0.40)	(0.45)	(0.49)
Net Asset Value, End of Period	$9.98	$11.30	$9.60	$10.80	$9.52	$9.29
Total Return[2]	(9.17)%	20.23%	(8.49)%	18.11%	7.69%	(7.64)%
Ratios to Average Net Assets:
Net expenses[3]	0.91%[4]	0.91%	0.89%	0.83%	0.79%[5]	0.75%[5]
Net investment income	2.14%[4]	2.28%	2.26%	2.91%	3.72%	4.38%
Expense waiver/reimbursement[6]	0.01%[4]	0.02%	0.03%	0.09%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$559,507	$651,498	$632,957	$621,804	$563,745	$631,701
Portfolio turnover	42%	47%	96%	71%	90%	97%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.79% and 0.75% for the years ended December 31, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019	Period Ended 12/31/2018[1]
Net Asset Value, Beginning of Period	$11.27	$9.59	$10.08
Income From Investment Operations:
Net investment income [2]	0.10	0.21	0.13
Net realized and unrealized gain (loss)	(1.15)	1.68	(0.62)
TOTAL FROM INVESTMENT OPERATIONS	(1.05)	1.89	(0.49)
Less Distributions:
Distributions from net investment income	(0.22)	(0.21)	—
Distributions from net realized gain	—	—	—
TOTAL DISTRIBUTIONS	(0.22)	(0.21)	—
Net Asset Value, End of Period	$10.00	$11.27	$9.59
Total Return[3]	(9.19)%	19.92%	(4.86)%
Ratios to Average Net Assets:
Net expenses[4]	1.16%[5]	1.16%	1.15%[5]
Net investment income	1.89%[5]	2.03%	1.91%[5]
Expense waiver/reimbursement[6]	0.01%[5]	0.02%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$37,222	$44,161	$44,037
Portfolio turnover	42%	47%	96%[7]
1	Reflects operations for the period from April 26, 2018 (date of initial investment) to December 31, 2018.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $112,838,793 of investment in affiliated holdings* (identified cost $566,845,780)		$598,231,873
Due from broker		2,000
Income receivable		1,663,887
Income receivable from affiliated holdings		263,736
Receivable for investments sold		32,143,597
Receivable for shares sold		276,141
TOTAL ASSETS		632,581,234
Liabilities:
Payable for investments purchased	$32,356,786
Payable for shares redeemed	429,859
Written options outstanding (premium $1,430,585), at value	837,100
Bank overdraft	16,697
Payable for variation margin on futures contracts	2,081,047
Payable for Directors'/Trustees' fees (Note 5)	151
Payable for investment adviser fee (Note 5)	11,988
Payable for administrative fee (Note 5)	1,610
Payable for distribution services fee (Note 5)	7,704
Accrued expenses (Note 5)	108,555
TOTAL LIABILITIES		35,851,497
Net assets for 59,783,324 shares outstanding		$596,729,737
Net Assets Consist of:
Paid-in capital		$622,735,822
Total distributable earnings (loss)		(26,006,085)
TOTAL NET ASSETS		$596,729,737
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($559,507,315 ÷ 56,059,408 shares outstanding), no par value, unlimited shares authorized		$9.98
Service Shares:
Net asset value per share ($37,222,422 ÷ 3,723,916 shares outstanding), no par value, unlimited shares authorized		$10.00
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Dividends (including $2,681,913 received from affiliated holdings* and net of foreign taxes withheld of $2,900)		$6,369,664
Interest		3,199,016
TOTAL INCOME		9,568,680
Expenses:
Investment adviser fee (Note 5)	$2,351,507
Administrative fee (Note 5)	309,335
Custodian fees	19,345
Transfer agent fees	25,576
Directors'/Trustees' fees (Note 5)	2,552
Auditing fees	17,190
Legal fees	7,553
Portfolio accounting fees	86,374
Distribution services fee (Note 5)	49,297
Printing and postage	70,048
Miscellaneous (Note 5)	16,412
TOTAL EXPENSES	2,955,189
Reimbursement of investment adviser fee (Note 5)	(42,265)
Net expenses		2,912,924
Net investment income		6,655,756
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $134,539 on sales of investments in affiliated holdings*)		10,403,331
Net realized loss on foreign currency transactions		(1,230)
Net realized loss on futures contracts		(42,206,730)
Net realized loss on written options		(3,364,688)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(131,841) on investments in affiliated holdings*)		(27,442,676)
Net change in unrealized appreciation of futures contracts		(6,442,497)
Net change in unrealized appreciation of written options		589,396
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions		(68,465,094)
Change in net assets resulting from operations		$(61,809,338)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,655,756	$15,670,104
Net realized gain (loss)	(35,169,317)	24,776,133
Net change in unrealized appreciation/depreciation	(33,295,777)	87,210,130
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(61,809,338)	127,656,367
Distributions to Shareholders:
Primary Shares	(14,937,718)	(13,858,559)
Service Shares	(827,265)	(900,138)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,764,983)	(14,758,697)
Share Transactions:
Proceeds from sale of shares	15,102,043	25,506,299
Net asset value of shares issued to shareholders in payment of distributions declared	15,764,981	14,758,695
Cost of shares redeemed	(52,222,083)	(134,498,167)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,355,059)	(94,233,173)
Change in net assets	(98,929,380)	18,664,497
Net Assets:
Beginning of period	695,659,117	676,994,620
End of period	$596,729,737	$695,659,117
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
Prior to April 28, 2020, the name of the Trust and Fund were Federated Insurance Series and Federated Managed Volatility Fund II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $42,265 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $165,869,943 and $105,296,488, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $591,829 and $1,765,957, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $276,286 and $448,836, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$27,380*
Equity contracts		$—	Payable for variation margin on futures contracts	$(5,042,567)*
Equity contracts		$—	Written option contracts outstanding, at value	$ 837,100
Equity contracts	Purchased options, Investment in securities at value	$ 1,784,250		$—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$ 1,784,250		$(4,178,087)
*	Includes net cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$1,119,193	$—	$—	$1,119,193
Equity contracts	(43,325,923)	12,141,548	(3,364,688)	(34,549,063)
TOTAL	$(42,206,730)	$12,141,548	$(3,364,688)	$(33,429,870)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Option Contracts[2]	Written Option Contracts	Total
Interest rate contracts	$184,794	$—	$—	$184,794
Equity contracts	(6,627,291)	(1,628,385)	589,396	(7,666,280)
TOTAL	$(6,442,497)	$(1,628,385)	$589,396	$(7,481,486)
1	The net realized gain on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.
2	The net change in unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2020		Year Ended 12/31/2019
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,372,001	$14,012,757	2,373,923	$24,532,576
Shares issued to shareholders in payment of distributions declared	1,577,373	14,937,718	1,369,423	13,858,559
Shares redeemed	(4,553,709)	(48,121,473)	(12,039,584)	(125,610,367)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,604,335)	$(19,170,998)	(8,296,238)	$(87,219,232)

	Six Months Ended 6/30/2020		Year Ended 12/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	109,662	$1,089,286	94,757	$973,723
Shares issued to shareholders in payment of distributions declared	87,172	827,263	88,946	900,136
Shares redeemed	(390,065)	(4,100,610)	(858,584)	(8,887,800)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(193,231)	$(2,184,061)	(674,881)	$(7,013,941)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,797,566)	$(21,355,059)	(8,971,119)	$(94,233,173)
4. FEDERAL TAX INFORMATION
At June 30, 2020, the cost of investments for federal tax purposes was $566,682,421. The net unrealized appreciation of investments for federal tax purposes was $37,158,124. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $54,540,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,382,690. The amounts presented are inclusive of derivative contracts
As of December 31, 2019, the Fund had a capital loss carryforward of $21,108,517 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$11,134,453	$9,974,064	$21,108,517
At December 31, 2019, for federal income tax purposes, the Fund had $582,345 in straddle loss deferrals.
As a result of the August 2018 tax-free transfer of assets from Federated Managed Tail Risk Fund II, certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2020, the Co-Advisers reimbursed $42,265.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, the annualized fee paid to FAS was 0.099% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$49,297
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2020, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95% and 1.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2020, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $240,000. Net realized gain recognized on these transactions was $53,030.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2020, were as follows:
Purchases	$210,847,666
Sales	$240,567,573
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the six months ended June 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$908.30	$4.32
Service Shares	$1,000	$908.10	$5.50
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.40	$4.57
Service Shares	$1,000	$1,019.10	$5.82
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.91%
Service Shares	1.16%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes Managed Volatility Fund II (the “Fund”)
(FORMERLY, FEDERATED MANAGED VOLATILITY FUND II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania under which they will serve as co-advisers to the Fund (the “Co-Advisers”), for an additional one-year term (the “Contract”). The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review materials and information covering the following matters, as among others: the Co-Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Co-Advisers in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its Board’s evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers’ personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Co-Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Co-Advisers and the compliance-related resources devoted by the Co-Advisers and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Co-Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund’s investment program. The Co-Advisers’ ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management and related services warrant the continuation of the Contract.
Semi-Annual Shareholder Report

Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Co-Advisers’ analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund's performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s Contract.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Fund to be competitive in the marketplace, the Co-Advisers and their affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Co-Advisers and their affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board
Semi-Annual Shareholder Report

considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers’ industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “LRMP”) for Federated Hermes Managed Volatility Fund II (the “Fund” and collectively with the Federated Hermes funds, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00433-03 (8/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2020
Share Class	Primary	Service

Federated Hermes Quality Bond Fund II
(formerly, Federated Quality Bond Fund II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2020 through June 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.7%
Mortgage-Backed Securities[2,3]	0.0%
Derivative Contracts[3,4]	0.0%
Securities Lending Collateral[5]	1.7%
Cash Equivalents[6]	0.5%
Other Assets and Liabilities—Net[7]	0.1%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government-Sponsored Enterprises.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—97.7%
		Basic Industry - Chemicals—0.7%
$640,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$664,080
500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	562,895
		TOTAL	1,226,975
		Basic Industry - Metals & Mining—1.2%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	227,835
650,000	[1]	Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	656,333
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,074,470
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	335,999
		TOTAL	2,294,637
		Capital Goods - Aerospace & Defense—2.9%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	620,133
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	271,789
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	310,334
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	218,564
200,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	200,012
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	586,487
584,000	[1]	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	570,779
519,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	496,244
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	305,181
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 3.844%, 5/1/2025	157,616
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	442,287
335,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	366,532
320,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 144A, 3.100%, 11/15/2021	328,619
460,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.127% (3-month USLIBOR +1.735%), 2/15/2042	288,282
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	314,705
		TOTAL	5,477,564
		Capital Goods - Building Materials—0.9%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	173,633
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	835,535
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	318,812
275,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	311,657
		TOTAL	1,639,637
		Capital Goods - Construction Machinery—1.1%
195,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	196,405
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	523,062
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	628,930
750,000		Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	778,927
		TOTAL	2,127,324
		Capital Goods - Diversified Manufacturing—3.8%
700,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	737,664
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	775,713
225,000		General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	223,354
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	210,660
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	418,481
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,032,813
210,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	220,674
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	430,781
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	$271,942
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	1,000,714
800,000		United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	943,433
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	240,174
400,000		Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	404,184
250,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	251,968
		TOTAL	7,162,555
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	554,899
		Communications - Cable & Satellite—2.3%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	1,147,478
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	304,796
400,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	427,771
730,000		Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	776,317
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	336,839
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	860,067
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	469,072
		TOTAL	4,322,340
		Communications - Media & Entertainment—2.1%
300,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	334,450
132,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	138,783
400,000		Discovery Communications LLC, Sr. Unsecd. Note, 3.625%, 5/15/2030	438,379
400,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.125%, 5/15/2029	456,952
500,000		Fox Corp.,Sr. Unsecd. Note, 3.500%, 4/8/2030	559,357
400,000		Fox Corp.,Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	481,083
270,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	314,306
310,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	363,265
750,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	815,215
		TOTAL	3,901,790
		Communications - Telecom Wireless—1.7%
600,000	[1]	American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	641,556
300,000		Crown Castle International Corp., 3.150%, 7/15/2023	320,374
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	181,714
250,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	273,525
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	229,423
450,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	502,400
450,000		T-Mobile USA, Inc., Term Loan—1st Lien, 144A, 3.750%, 4/15/2027	499,838
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	448,820
		TOTAL	3,097,650
		Communications - Telecom Wirelines—2.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	310,220
250,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	259,219
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	495,120
750,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	857,178
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	364,148
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	198,217
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	668,227
735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	837,101
		TOTAL	3,989,430
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—3.3%
$700,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	$739,062
500,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	517,848
250,000	[1]	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	233,960
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	248,209
920,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	955,905
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	281,265
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	505,857
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	311,668
355,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	359,038
1,025,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	1,009,984
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	676,985
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	328,657
		TOTAL	6,168,438
		Consumer Cyclical - Leisure—0.2%
333,533		Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	336,264
		Consumer Cyclical - Retailers—3.2%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 144A, 3.900%, 4/15/2030	1,071,705
470,000		Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	488,198
215,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	233,384
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,509,110
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	281,415
200,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	231,847
600,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	642,535
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	563,382
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	538,092
370,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	434,055
		TOTAL	5,993,723
		Consumer Cyclical - Services—2.4%
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	555,733
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	194,649
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	468,727
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	852,897
300,000		Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	320,976
500,000	[1]	Expedia, Inc., 4.500%, 8/15/2024	518,895
325,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	355,766
135,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	144,972
500,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	527,999
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	591,717
		TOTAL	4,532,331
		Consumer Non-Cyclical - Food/Beverage—5.8%
750,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	906,675
515,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	546,109
1,000,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	1,177,552
340,000	[1]	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	373,051
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	409,750
330,000		General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	359,437
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	538,304
660,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	692,180
1,050,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,098,300
85,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	94,228
Semi-Annual Shareholder Report
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$700,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	$764,002
450,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	519,206
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,084,090
380,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	375,919
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	238,290
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	61,380
600,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	613,753
370,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	404,371
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	531,842
	TOTAL	10,788,439
	Consumer Non-Cyclical - Health Care—2.8%
275,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	282,575
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	228,652
940,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,016,268
205,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	210,962
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	372,210
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	279,867
740,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	815,233
235,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	237,659
235,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	250,540
470,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	494,278
160,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	167,980
450,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	483,145
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	276,753
50,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	57,145
	TOTAL	5,173,267
	Consumer Non-Cyclical - Pharmaceuticals—4.3%
210,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	229,256
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	527,495
580,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.950%, 11/21/2026	635,190
455,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	508,031
67,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2045	83,252
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	333,323
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	669,147
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,097,752
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	229,953
600,000	Biogen Idec, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	687,879
320,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	373,249
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2045	282,351
310,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	358,911
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	251,965
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	577,225
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	883,724
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	268,989
	TOTAL	7,997,692
	Consumer Non-Cyclical - Supermarkets—0.5%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	912,619
	Consumer Non-Cyclical - Tobacco—1.1%
800,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	920,825
290,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	320,058
Semi-Annual Shareholder Report
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	$338,196
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	445,608
		TOTAL	2,024,687
		Energy - Independent—1.9%
94,000		Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	91,236
500,000	[1]	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	441,742
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	250,793
420,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	433,493
500,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	503,887
215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	221,091
250,000	[1]	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	264,031
475,000	[1]	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	479,353
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	85,699
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	835,000
		TOTAL	3,606,325
		Energy - Integrated—2.0%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	565,898
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	549,660
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	766,085
500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	508,827
585,000		Husky Energy, Inc., 4.000%, 4/15/2024	600,715
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	240,200
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	168,638
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	356,486
		TOTAL	3,756,509
		Energy - Midstream—2.9%
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	533,080
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	611,237
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	499,962
500,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	548,820
350,000	[1]	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	366,041
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	421,752
500,000		MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	521,244
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	350,633
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	631,887
540,000	[1]	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	549,994
300,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	328,650
		TOTAL	5,363,300
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	330,146
		Energy - Refining—0.4%
215,000		Valero Energy Corp., 7.500%, 4/15/2032	296,246
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	443,750
		TOTAL	739,996
		Financial Institution - Banking—20.6%
750,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	812,397
935,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	981,669
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,413,570
700,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	727,402
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	526,337
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	$551,754
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	588,904
310,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	326,898
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	310,830
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	604,705
600,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	623,122
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	368,876
500,000		Citigroup, Inc., 4.125%, 7/25/2028	565,491
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	780,865
730,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	810,076
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	559,252
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	570,713
500,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	561,648
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	91,340
660,000	[1]	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	695,722
300,000		Comerica, Inc., 3.800%, 7/22/2026	324,339
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	528,543
685,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	681,876
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	147,759
385,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	420,231
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	264,794
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	509,752
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,375,716
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	582,061
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	563,895
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,090,883
490,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	507,039
500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	530,274
1,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	1,058,752
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	566,848
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	599,845
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,070,278
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,109,371
408,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	434,856
250,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	262,592
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	260,496
1,940,000	[2]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.990% (3-month USLIBOR +0.640%), 12/1/2021	1,936,493
750,000		Morgan Stanley, Sec. Fac. Bond, 2.750%, 5/19/2022	779,978
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,129,848
165,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	175,475
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	530,349
250,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	292,353
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,081,234
320,000		PNC Bank NA, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	325,548
330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	345,596
230,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	250,264
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	259,625
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	780,059
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	253,229
475,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	499,712
Semi-Annual Shareholder Report
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	$529,037
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	220,903
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	254,064
750,000		US Bancorp, Sub. Note, Series MTN, 3.600%, 9/11/2024	837,024
500,000		Wells Fargo & Co., Series MTN, 3.500%, 3/8/2022	523,851
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	517,576
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	676,788
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	260,410
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	555,254
		TOTAL	38,376,441
		Financial Institution - Broker/Asset Mgr/Exchange—1.7%
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	396,643
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	241,256
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	232,940
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	290,062
595,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	712,718
193,000	[1]	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	220,154
390,000		Stifel Financial Corp., 4.250%, 7/18/2024	415,491
190,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	190,958
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	558,733
		TOTAL	3,258,955
		Financial Institution - Finance Companies—1.0%
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	530,037
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	273,434
950,000		GE Capital Funding LLC, Sr. Unsecd. Note, 144A, 4.400%, 5/15/2030	988,958
		TOTAL	1,792,429
		Financial Institution - Insurance - Health—0.8%
300,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	325,884
650,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	769,762
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	461,992
		TOTAL	1,557,638
		Financial Institution - Insurance - Life—1.0%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	387,779
200,000		AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	206,111
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	893,018
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	298,158
		TOTAL	1,785,066
		Financial Institution - Insurance - P&C—0.8%
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	267,034
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	104,816
250,000	[1]	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	263,987
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	330,010
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	483,132
		TOTAL	1,448,979
		Financial Institution - REIT - Apartment—1.2%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	441,144
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	124,497
500,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	541,950
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	573,977
Semi-Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	$530,261
		TOTAL	2,211,829
		Financial Institution - REIT - Healthcare—1.2%
500,000		Healthcare Trust of America, 3.700%, 4/15/2023	523,468
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	740,465
155,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	161,196
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	373,946
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	519,336
		TOTAL	2,318,411
		Financial Institution - REIT - Office—0.9%
640,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	708,140
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	312,600
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	517,281
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	86,244
		TOTAL	1,624,265
		Financial Institution - REIT - Other—0.6%
300,000		ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	332,282
320,000	[1]	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	389,458
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	479,590
		TOTAL	1,201,330
		Financial Institution - REIT - Retail—0.8%
410,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	421,824
396,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	401,344
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	104,090
450,000		Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	469,042
		TOTAL	1,396,300
		Sovereign—0.6%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	339,682
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	700,143
		TOTAL	1,039,825
		Technology—7.2%
500,000		Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	556,853
315,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	321,002
650,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	687,289
125,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	167,046
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	381,915
280,000	[1]	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	302,952
666,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.110%, 9/15/2028	729,685
135,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.700%, 4/15/2025	152,156
650,000		Dell International LLC / EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	747,724
400,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	458,927
480,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	508,268
80,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	86,545
83,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	91,704
600,000	[1]	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	719,410
230,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	245,389
500,000	[1]	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	586,992
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	670,356
175,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	196,545
500,000		Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	569,272
Semi-Annual Shareholder Report
9

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$460,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	$514,284
100,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	108,295
310,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	368,589
105,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	109,128
250,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	276,533
500,000		Microsoft Corp., Sr. Unsecd. Note, 1.550%, 8/8/2021	507,003
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	819,452
190,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	198,222
750,000		Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	821,307
310,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	325,511
260,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	301,713
600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	701,399
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	208,767
		TOTAL	13,440,233
		Technology Services—0.1%
90,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	94,246
		Transportation - Airlines—0.3%
275,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	284,143
215,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	227,038
		TOTAL	511,181
		Transportation - Railroads—0.8%
2,880		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	2,953
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	868,562
500,000		Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	529,319
		TOTAL	1,400,834
		Transportation - Services—1.4%
550,000		FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	588,080
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	256,570
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	317,721
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	275,987
125,000	[1]	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.250%, 9/1/2021	126,791
280,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	288,025
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	154,747
590,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	670,487
		TOTAL	2,678,408
		Utility - Electric—4.8%
310,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	344,055
125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	126,638
380,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	399,625
500,000		Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	557,921
130,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 144A, 4.050%, 4/15/2025	148,234
560,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	601,924
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	539,383
1,000,000		Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	1,034,445
470,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	486,386
380,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	433,059
385,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	445,352
250,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	269,793
240,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	259,313
600,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	619,666
Semi-Annual Shareholder Report
10

Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	$149,990
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	340,598
110,000	[1]	NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	114,961
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	566,184
590,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	624,919
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	277,266
120,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	125,007
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	501,754
		TOTAL	8,966,473
		Utility - Natural Gas—1.5%
205,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	216,380
1,000,000	[1]	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	1,034,163
600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	611,959
395,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	420,665
250,000		Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	261,412
300,000	[1]	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	299,407
		TOTAL	2,843,986
		Utility - Natural Gas Distributor—0.3%
450,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	472,586
		TOTAL CORPORATE BONDS (IDENTIFIED COST $168,569,610)	181,937,952
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
632		Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	742
		Government National Mortgage Association—0.0%
1,060		Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	1,133
1,891		Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	2,128
2,660		Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	3,003
3,698		Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	4,169
5,992		Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	6,754
3,959		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,520
929		Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	1,065
2,874		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,321
10,363		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	11,973
7,020		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	8,148
15,915		Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	18,505
4,352		Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	5,062
		TOTAL	69,781
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,388)	70,523
		REPURCHASE AGREEMENTS—2.2%
		Banking—2.2%
3,079,280		Interest in $1,400,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,400,003,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,428,003,570. (purchased with proceeds from securities lending collateral)	3,079,280
Semi-Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Banking—continued
$1,009,000	Interest in $1,400,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,400,003,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,428,003,570.	$1,009,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $4,088,280)	4,088,280
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $172,719,278)[3]	186,096,755
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	227,966
	TOTAL NET ASSETS—100%	$186,324,721
At June 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
5U.S. Treasury Note 10-Year Long Futures	45	$6,262,734	September 2020	$12,556
Short Futures
5U.S. Treasury Long Bond Short Futures	28	$4,999,750	September 2020	$3,437
5U.S. Treasury Ultra Bond Short Futures	7	$1,527,094	September 2020	$(2,860)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$13,133
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
12

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$181,937,952	$—	$181,937,952
Mortgage-Backed Securities	—	70,523	—	70,523
Repurchase Agreements	—	4,088,280	—	4,088,280
TOTAL SECURITIES	$—	$186,096,755	$—	$186,096,755
Other Financial Instruments:[1]
Assets	$15,993	$—	$—	$15,993
Liabilities	(2,860)	—	—	(2,860)
TOTAL OTHER FINANCIAL INSTRUMENTS	$13,133	$—	$—	$13,133
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.31	$10.65	$11.05	$10.98	$10.97	$11.42
Income From Investment Operations:
Net investment income[1]	0.15	0.31	0.30	0.31	0.34	0.37
Net realized and unrealized gain (loss)	0.33	0.68	(0.37)	0.12	0.07	(0.39)
TOTAL FROM INVESTMENT OPERATIONS	0.48	0.99	(0.07)	0.43	0.41	(0.02)
Less Distributions:
Distributions from net investment income	(0.32)	(0.33)	(0.33)	(0.36)	(0.40)	(0.43)
Distributions from net realized gain	(0.03)	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.35)	(0.33)	(0.33)	(0.36)	(0.40)	(0.43)
Net Asset Value, End of Period	$11.44	$11.31	$10.65	$11.05	$10.98	$10.97
Total Return[3]	4.64%	9.44%	(0.59)%	4.04%	3.82%	(0.24)%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%	0.74%	0.74%	0.73%	0.73%
Net investment income	2.61%[5]	2.79%	2.83%	2.81%	3.10%	3.30%
Expense waiver/reimbursement[6]	0.07%[5]	0.08%	0.08%	0.06%	0.07%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$167,722	$167,625	$162,812	$185,026	$188,831	$198,990
Portfolio turnover	16%	21%	19%	27%	26%	17%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.28	$10.62	$11.01	$10.94	$10.93	$11.37
Income From Investment Operations:
Net investment income[1]	0.13	0.28	0.27	0.28	0.31	0.34
Net realized and unrealized gain (loss)	0.34	0.68	(0.36)	0.12	0.07	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.96	(0.09)	0.40	0.38	(0.04)
Less Distributions:
Distributions from net investment income	(0.29)	(0.30)	(0.30)	(0.33)	(0.37)	(0.40)
Distributions from net realized gain	(0.03)	(0.00)[2]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.30)	(0.30)	(0.33)	(0.37)	(0.40)
Net Asset Value, End of Period	$11.43	$11.28	$10.62	$11.01	$10.94	$10.93
Total Return[3]	4.57%	9.17%	(0.78)%	3.75%	3.53%	(0.44)%
Ratios to Average Net Assets:
Net expenses[4]	0.99%[5]	0.99%	0.99%	0.99%	0.98%	0.98%
Net investment income	2.36%[5]	2.54%	2.58%	2.56%	2.86%	3.04%
Expense waiver/reimbursement[6]	0.07%[5]	0.08%	0.07%	0.06%	0.07%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,603	$18,776	$19,344	$22,596	$23,920	$27,977
Portfolio turnover	16%	21%	19%	27%	26%	17%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
June 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $2,986,468 of securities loaned (identified cost $172,719,278)		$186,096,755
Due from broker (Note 2)		162,180
Income receivable		1,547,642
Receivable for investments sold		1,808,930
Receivable for shares sold		72,813
Receivable for variation margin on futures contracts		13,355
TOTAL ASSETS		189,701,675
Liabilities:
Payable for investments purchased	$193,772
Payable for shares redeemed	41,125
Bank overdraft	1,864
Payable for collateral due to broker for securities lending	3,079,280
Payable for investment adviser fee (Note 5)	2,666
Payable for administrative fees (Note 5)	396
Payable for distribution services fee (Note 5)	3,830
Accrued expenses (Note 5)	54,021
TOTAL LIABILITIES		3,376,954
Net assets for 16,284,929 shares outstanding		$186,324,721
Net Assets Consist of:
Paid-in capital		$170,007,038
Total distributable earnings (loss)		16,317,683
TOTAL NET ASSETS		$186,324,721
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($167,722,218 ÷ 14,657,045 shares outstanding), no par value, unlimited shares authorized		$11.44
Service Shares:
Net asset value per share ($18,602,503 ÷ 1,627,884 shares outstanding), no par value, unlimited shares authorized		$11.43
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Interest		$3,073,855
Net income on securities loaned		2,539
TOTAL INCOME		3,076,394
Expenses:
Investment adviser fee (Note 5)	$549,727
Administrative fee (Note 5)	72,674
Custodian fees	4,813
Transfer agent fee	8,546
Directors'/Trustees' fees (Note 5)	1,108
Auditing fees	13,342
Legal fees	4,408
Portfolio accounting fees	47,700
Distribution services fee (Note 5)	23,083
Printing and postage	34,574
Miscellaneous (Note 5)	13,256
TOTAL EXPENSES	773,231
Waiver of investment adviser fee (Note 5)	$(67,662)
Net expenses		705,569
Net investment income		2,370,825
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		737,103
Net realized loss on futures contracts		(129,236)
Net change in unrealized appreciation of investments		5,380,513
Net change in unrealized appreciation of futures contracts		(37,921)
Net realized and unrealized gain on investments and futures contracts		5,950,459
Change in net assets resulting from operations		$8,321,284
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,370,825	$5,110,075
Net realized gain	607,867	556,588
Net change in unrealized appreciation/depreciation	5,342,592	10,915,627
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,321,284	16,582,290
Distributions to Shareholders:
Primary Shares	(5,129,491)	(4,859,559)
Service Shares	(531,200)	(520,306)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,660,691)	(5,379,865)
Share Transactions:
Proceeds from sale of shares	7,668,357	11,736,570
Net asset value of shares issued to shareholders in payment of distributions declared	5,660,688	5,379,862
Cost of shares redeemed	(16,065,448)	(24,074,695)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,736,403)	(6,958,263)
Change in net assets	(75,810)	4,244,162
Net Assets:
Beginning of period	186,400,531	182,156,369
End of period	$186,324,721	$186,400,531
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
Prior to April 28, 2020, the name of the Trust and Fund were Federated Insurance Series and Federated Quality Bond Fund II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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19

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $67,662 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
20

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,309,542 and $6,181,201, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of June 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$2,986,468	$3,079,280
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report
21

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest Rate Contracts	Receivable for daily variation margin on futures contracts	$13,133*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(129,236)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(37,921)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2020		Year Ended 12/31/2019
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	621,982	$6,980,851	1,017,072	$11,219,212
Shares issued to shareholders in payment of distributions declared	507,368	5,129,490	456,297	4,859,559
Shares redeemed	(1,297,167)	(14,372,986)	(1,939,194)	(21,305,622)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(167,817)	$(2,262,645)	(465,825)	$(5,226,851)

	Six Months Ended 6/30/2020		Year Ended 12/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	62,614	$687,506	47,093	$517,358
Shares issued to shareholders in payment of distributions declared	52,594	531,198	48,900	520,303
Shares redeemed	(152,294)	(1,692,462)	(252,919)	(2,769,073)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(37,086)	$(473,758)	(156,926)	$(1,731,412)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(204,903)	$(2,736,403)	(622,751)	$(6,958,263)
Semi-Annual Shareholder Report
22

4. FEDERAL TAX INFORMATION
At June 30, 2020, the cost of investments for federal tax purposes was $172,719,278. The net unrealized appreciation of investments for federal tax purposes was $13,390,610. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,967,233 and net unrealized depreciation from investments for those securities having an excess of cost over value of $576,623. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, the Adviser voluntarily waived $67,662 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$23,083
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended June 30, 2020, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2020, were as follows:
Purchases	$28,730,210
Sales	$33,788,176
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the six months ended June 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existed political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,046.40	$3.77
Service Shares	$1,000	$1,045.70	$5.04
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.20	$3.72
Service Shares	$1,000	$1,019.90	$4.97
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
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Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes Quality Bond Fund II (the “Fund”)
(FORMERLY, FEDERATED QUALITY BOND FUND II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection
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with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “LRMP”) for Federated Hermes Quality Bond Fund II (the “Fund” and collectively with the Federated Hermes funds, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2020

Federated Hermes Fund for U.S. Government Securities II
(formerly, Federated Fund for U.S. Government Securities II)

A Portfolio of Federated Hermes Insurance Series
(formerly, Federated Insurance Series)
IMPORTANT NOTICE TO SHAREHOLDERS
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by contacting the insurance company that offers your contract or your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2020 through June 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2020, the Fund’s portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	57.1%
U.S. Treasury Securities	17.0%
U.S. Government Agency Securities	11.1%
U.S. Government Agency Commercial Mortgage-Backed Securities	7.4%
Asset-Backed Securities	4.6%
Non-Agency Commercial Mortgage-Backed Securities	2.9%
Non-Agency Mortgage-Backed Securities	0.4%
Cash Equivalents[2]	8.8%
Other Assets and Liabilities—Net[3]	(9.3)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount			Value
		U.S. TREASURIES—17.0%
		U.S. Treasury Bonds—4.4%
$500,000		2.250%, 8/15/2046	$592,711
700,000		2.375%, 11/15/2049	863,886
250,000		2.750%, 8/15/2042	320,427
1,200,000		2.875%, 8/15/2045	1,580,518
1,025,000		2.875%, 5/15/2049	1,385,839
650,000		3.125%, 8/15/2044	886,059
		TOTAL	5,629,440
		U.S. Treasury Notes—12.6%
525,000		1.375%, 9/30/2023	545,301
1,500,000		1.750%, 5/15/2022	1,544,248
2,000,000		2.000%, 2/15/2023	2,095,609
250,000		2.250%, 11/15/2027	281,433
3,000,000		2.375%, 1/31/2023	3,170,143
3,000,000		2.500%, 1/15/2022	3,107,326
1,800,000		2.500%, 3/31/2023	1,914,742
250,000		2.500%, 2/28/2026	279,813
500,000		2.750%, 8/15/2021	514,424
2,500,000		2.750%, 7/31/2023	2,697,114
		TOTAL	16,150,153
		TOTAL U.S. TREASURIES (IDENTIFIED COST $19,595,599)	21,779,593
		ASSET-BACKED SECURITIES—4.6%
		Auto Receivables—1.4%
1,228,000		Santander Drive Auto Receivable 2020-1, Class A3, 3.650%, 2/15/2024	1,233,896
500,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	496,963
		TOTAL	1,730,859
		Credit Card—3.1%
4,000,000	[1]	American Express Credit Account Master Trust 2018-9, Class A, 0.564% (1-month USLIBOR +0.380%), 4/15/2026	4,014,945
		Other—0.1%
94,901		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	95,845
18,772		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	18,814
9,005		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	8,998
		TOTAL	123,657
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,834,617)	5,869,461
		GOVERNMENT AGENCIES—11.1%
		Federal Farm Credit System—2.2%
1,500,000		0.375%, 4/8/2022	1,504,084
1,000,000		5.750%, 12/7/2028	1,388,431
		TOTAL	2,892,515
		Federal Home Loan Bank System—3.5%
1,650,000		0.500%, 4/14/2025	1,652,711
1,500,000		2.375%, 3/13/2026	1,650,639
1,000,000		3.125%, 12/12/2025	1,151,394
		TOTAL	4,454,744
		Federal Home Loan Mortgage Corporation—0.1%
72,000		6.750%, 9/15/2029	108,492
Semi-Annual Shareholder Report
2

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Tennessee Valley Authority Bonds—5.3%
$1,750,000	0.750%, 5/15/2025	$1,772,912
1,700,000	2.875%, 2/1/2027	1,913,582
2,000,000	4.650%, 6/15/2035	2,772,733
250,000	4.875%, 1/15/2048	386,473
	TOTAL	6,845,700
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $12,633,803)	14,301,451
	MORTGAGE-BACKED SECURITIES—54.8%
	Federal Home Loan Mortgage Corporation—16.0%
589,596	3.000%, 11/1/2045	632,689
1,601,035	3.000%, 10/1/2046	1,688,534
672,750	3.000%, 10/1/2046	727,176
119,873	3.000%, 11/1/2046	126,425
1,292,501	3.500%, 7/1/2042	1,408,492
1,144,782	3.500%, 9/1/2043	1,243,223
314,120	3.500%, 5/1/2046	343,095
2,386,911	3.500%, 11/1/2047	2,518,320
1,974,018	4.000%, 12/1/2041	2,159,708
227,271	4.000%, 1/1/2042	248,649
1,276,552	4.000%, 3/1/2046	1,379,879
518,470	4.000%, 11/1/2047	552,173
239,127	4.000%, 12/1/2047	254,671
314,115	4.000%, 4/1/2048	334,043
1,799,468	4.000%, 7/1/2048	1,911,380
2,935	4.500%, 10/1/2020	2,946
691,528	4.500%, 12/1/2040	768,084
959,699	4.500%, 4/1/2041	1,065,943
307,766	4.500%, 8/1/2040	342,319
4,924	5.000%, 2/1/2021	4,957
348,904	5.000%, 1/1/2034	397,100
93,627	5.000%, 5/1/2034	106,667
86,381	5.000%, 4/1/2036	99,245
23,347	5.000%, 5/1/2036	26,799
18,699	5.000%, 6/1/2036	21,480
127,458	5.000%, 6/1/2040	145,543
1,574	5.500%, 12/1/2020	1,586
583,969	5.500%, 5/1/2034	676,486
13,581	5.500%, 12/1/2035	15,789
140,357	5.500%, 2/1/2036	163,762
54,570	5.500%, 5/1/2036	63,534
9,517	5.500%, 5/1/2036	11,144
12,601	5.500%, 5/1/2036	14,705
4,442	5.500%, 6/1/2036	5,206
2,320	5.500%, 6/1/2036	2,719
95,611	5.500%, 11/1/2037	112,022
182,970	5.500%, 1/1/2038	214,450
5,063	6.000%, 1/1/2032	5,819
25,381	6.000%, 2/1/2032	29,334
105,445	6.000%, 4/1/2036	124,697
18,909	6.000%, 5/1/2036	22,547
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$168,623	6.000%, 6/1/2037	$202,342
23,022	6.000%, 7/1/2037	27,537
1,002	6.500%, 5/1/2024	1,076
7,255	6.500%, 3/1/2029	8,203
9,834	6.500%, 6/1/2022	10,208
2,769	6.500%, 6/1/2029	3,124
2,769	6.500%, 7/1/2029	3,140
541	6.500%, 9/1/2029	608
191	7.000%, 11/1/2030	222
2,004	7.000%, 12/1/2029	2,316
944	7.000%, 6/1/2030	1,076
176,099	7.000%, 4/1/2032	208,574
17,519	7.500%, 12/1/2030	20,580
10,600	7.500%, 1/1/2031	12,494
3,213	8.500%, 5/1/2030	3,747
798	9.000%, 2/1/2025	869
804	9.000%, 5/1/2025	884
	TOTAL	20,480,340
	Federal National Mortgage Association—20.1%
1,995,866	2.000%, 6/1/2050	2,042,536
1,940,157	2.500%, 3/1/2050	2,025,762
1,152,716	3.000%, 10/1/2046	1,215,713
1,729,340	3.000%, 11/1/2046	1,823,851
248,759	3.000%, 11/1/2046	265,386
162,844	3.000%, 1/1/2047	171,744
1,168,715	3.000%, 1/1/2047	1,232,587
67,277	3.000%, 2/1/2047	72,930
872,868	3.000%, 2/1/2048	933,391
362,563	3.000%, 2/1/2048	387,363
362,081	3.000%, 7/1/2049	381,077
2,544,554	3.500%, 9/1/2042	2,786,424
1,945,794	3.500%, 12/1/2046	2,062,038
1,393,170	3.500%, 8/1/2046	1,496,056
1,150,279	3.500%, 9/1/2046	1,232,658
1,172,357	3.500%, 12/1/2047	1,246,499
649,169	3.500%, 1/1/2048	707,021
374,640	4.000%, 2/1/2041	409,998
957,070	4.000%, 12/1/2041	1,047,398
746,589	4.000%, 4/1/2042	816,118
561,934	4.000%, 2/1/2048	597,234
335,389	4.000%, 2/1/2048	357,191
768,284	4.000%, 2/1/2048	818,226
322,185	4.500%, 10/1/2041	357,047
253,954	5.000%, 7/1/2034	289,923
33,442	5.000%, 11/1/2035	38,357
64,775	5.500%, 1/1/2036	75,572
13,993	5.500%, 11/1/2021	14,306
114,077	5.500%, 9/1/2034	132,964
77,823	5.500%, 4/1/2036	90,708
10,541	6.000%, 8/1/2021	10,768
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$3,332	6.000%, 7/1/2029	$3,752
1,893	6.000%, 5/1/2031	2,180
10,070	6.000%, 5/1/2036	11,955
184,319	6.000%, 7/1/2036	220,419
4,873	6.000%, 7/1/2036	5,820
84,863	6.000%, 11/1/2037	101,480
37,887	6.000%, 12/1/2037	43,793
43,880	6.000%, 9/1/2037	52,489
1,759	6.500%, 6/1/2029	2,013
2,215	6.500%, 6/1/2029	2,528
631	6.500%, 6/1/2029	720
226	6.500%, 7/1/2029	257
236	6.500%, 7/1/2029	241
223	6.500%, 7/1/2029	254
3,343	6.500%, 7/1/2029	3,818
302	6.500%, 7/1/2029	343
26	6.500%, 7/1/2029	30
218	6.500%, 8/1/2029	241
4,089	6.500%, 9/1/2030	4,703
27,038	6.500%, 6/1/2031	31,100
12,487	6.500%, 4/1/2032	14,531
1,412	7.000%, 2/1/2024	1,513
3,157	7.000%, 10/1/2029	3,620
12,537	7.000%, 10/1/2029	14,565
4,185	7.000%, 11/1/2030	4,909
50,001	7.000%, 4/1/2031	58,849
85,855	7.000%, 4/1/2032	101,644
1,922	7.500%, 8/1/2028	2,193
222	7.500%, 9/1/2028	256
3,597	7.500%, 2/1/2030	4,231
1,722	8.000%, 7/1/2030	2,026
	TOTAL	25,835,319
	Government Agency—0.1%
138,463	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	137,219
	Government National Mortgage Association—8.7%
2,165,183	3.000%, 11/20/2047	2,297,998
3,370,628	3.500%, 1/20/2048	3,662,322
1,085,476	3.500%, 2/20/2048	1,178,395
818,376	3.500%, 11/20/2049	863,113
487,881	4.500%, 6/20/2039	541,515
427,527	4.500%, 10/15/2039	480,249
556,257	4.500%, 8/20/2040	616,364
272,706	5.000%, 7/15/2034	308,357
23,126	6.000%, 4/15/2032	26,643
45,350	6.000%, 5/15/2032	52,789
76,943	6.000%, 4/15/2036	90,674
188,343	6.000%, 5/15/2036	221,394
149,964	6.000%, 5/15/2036	176,727
37,004	6.000%, 7/20/2036	43,078
35,675	6.000%, 5/20/2037	41,677
Semi-Annual Shareholder Report
5

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$201,971		6.000%, 7/20/2038	$236,952
3,531		6.500%, 12/15/2023	3,733
6,629		6.500%, 5/15/2024	7,048
2,015		6.500%, 6/15/2029	2,281
24,250		6.500%, 10/15/2031	28,022
44,343		6.500%, 12/15/2031	50,915
4,588		6.500%, 6/15/2031	5,216
6,173		6.500%, 4/15/2032	7,084
168,529		6.500%, 5/15/2032	195,479
23,794		6.500%, 5/15/2032	27,401
4,540		6.500%, 7/20/2031	5,239
4,233		6.500%, 8/20/2031	4,882
1,593		7.500%, 10/15/2029	1,852
371		7.500%, 10/15/2029	432
4,145		7.500%, 3/20/2030	4,806
976		8.000%, 4/15/2030	1,147
		TOTAL	11,183,784
	[2]	Uniform Mortgage-Backed Securities, TBA—9.9%
1,000,000		2.500%, 7/1/2050	1,042,109
5,000,000		2.500%, 7/20/2050	5,260,682
6,000,000		3.000%, 7/20/2050	6,353,479
		TOTAL	12,656,270
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $65,850,251)	70,292,932
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Federal National Mortgage Association—1.5%
872,347	[1]	Federal National Mortgage Association REMIC, Series 2016-83, Class FA, 0.684% (1-month USLIBOR +0.500%), 11/25/2046	875,116
1,033,463	[1]	Federal National Mortgage Association REMIC, Series 2019-56, Class AF, 0.584% (1-month USLIBOR +0.400%), 10/25/2049	1,035,903
		TOTAL	1,911,019
		Government National Mortgage Association—0.8%
1,002,271		Government National Mortgage Association REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,049,698
		Non-Agency Mortgage-Backed Securities—0.4%
120,120		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	72,555
423,877		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	433,030
		TOTAL	505,585
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,458,394)	3,466,302
		COMMERCIAL MORTGAGE-BACKED SECURITIES—10.3%
		Agency Commercial Mortgage-Backed Securities—7.4%
1,455,000		FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,648,885
1,195,694		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	1,258,679
1,143,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	1,228,008
2,500,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	2,732,195
2,482,000		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	2,613,000
		TOTAL	9,480,767
Semi-Annual Shareholder Report
6

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Non-Agency Commercial Mortgage-Backed Securities—2.9%
$1,400,000		Bank 2017-BNK5 A3, Class A3, 3.020%, 6/15/2060	$1,475,573
1,000,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	1,112,509
1,100,000		Fontainebleau Miami Beach Trust, Class A, 3.195%, 12/10/2036	1,097,683
		TOTAL	3,685,765
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,596,593)	13,166,532
		REPURCHASE AGREEMENT—8.8%
11,330,000	[3]	Interest in $1,400,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,400,003,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,428,003,570. (IDENTIFIED COST $11,330,000)	11,330,000
		TOTAL INVESTMENT IN SECURITIES—109.3% (IDENTIFIED COST $131,299,257)[4]	140,206,271
		OTHER ASSETS AND LIABILITIES - NET—(9.3)%[5]	(11,904,570)
		TOTAL NET ASSETS—100%	$128,301,701
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transactions.
4	The cost of investments for federal tax purposes amounts to $130,907,125.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
TBA	—To Be Announced
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.87	$10.52	$10.73	$10.78	$10.88	$11.12
Income From Investment Operations:
Net investment income[1]	0.11	0.27	0.24	0.23	0.23	0.25
Net realized and unrealized gain (loss)	0.43	0.34	(0.20)	(0.03)	(0.06)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.54	0.61	0.04	0.20	0.17	0.06
Less Distributions:
Distributions from net investment income	(0.27)	(0.26)	(0.25)	(0.25)	(0.27)	(0.30)
Net Asset Value, End of Period	$11.14	$10.87	$10.52	$10.73	$10.78	$10.88
Total Return[2]	5.02%	5.90%	0.45%	1.92%	1.61%	0.52%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4]	0.78%	0.78%	0.78%	0.76%	0.76%
Net investment income	2.01%[4]	2.49%	2.28%	2.13%	2.12%	2.25%
Expense waiver/reimbursement[5]	0.09%[4]	0.10%	0.08%	0.07%	0.06%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,302	$116,935	$120,654	$132,958	$152,795	$168,742
Portfolio turnover	66%	65%	64%	24%	53%	34%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	26%	61%	64%	24%	41%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2020 (unaudited)
Assets:
Investment in securities, at value (identified cost $131,299,257)		$140,206,271
Income receivable		435,280
Receivable for shares sold		358,621
TOTAL ASSETS		141,000,172
Liabilities:
Payable for investments purchased	$12,640,660
Payable for shares redeemed	29,380
Payable to bank	1,061
Payable for investment adviser fee (Note 5)	1,830
Payable for administrative fee (Note 5)	272
Accrued expenses (Note 5)	25,268
TOTAL LIABILITIES		12,698,471
Net assets for 11,519,029 shares outstanding		$128,301,701
Net Assets Consist of:
Paid-in capital		$118,824,321
Total distributable earnings (loss)		9,477,380
TOTAL NET ASSETS		$128,301,701
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$128,301,701 ÷ 11,519,029 shares outstanding, no par value, unlimited shares authorized		$11.14
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Interest		$1,725,743
Net income on securities loaned (Note 2)		442
TOTAL INCOME		1,726,185
Expenses:
Investment adviser fee (Note 5)	$370,429
Administrative fee (Note 5)	50,609
Custodian fees	9,379
Transfer agent fees	5,655
Directors'/Trustees' fees (Note 5)	895
Auditing fees	13,053
Legal fees	4,408
Portfolio accounting fees	50,419
Printing and postage	21,362
Miscellaneous (Note 5)	11,465
TOTAL EXPENSES	537,674
Waiver of investment adviser fee (Note 5)	(53,092)
Net expenses		484,582
Net investment income		1,241,603
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		1,268,498
Net change in unrealized appreciation of investments		3,443,444
Net realized and unrealized gain (loss) on investments		4,711,942
Change in net assets resulting from operations		$5,953,545
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,241,603	$2,964,547
Net realized gain	1,268,498	19,228
Net change in unrealized appreciation/depreciation	3,443,444	3,916,810
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,953,545	6,900,585
Distributions to Shareholders	(2,991,647)	(2,868,385)
Share Transactions:
Proceeds from sale of shares	27,231,268	12,195,308
Net asset value of shares issued to shareholders in payment of distributions declared	2,991,647	2,868,385
Cost of shares redeemed	(21,818,137)	(22,814,592)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,404,778	(7,750,899)
Change in net assets	11,366,676	(3,718,699)
Net Assets:
Beginning of period	116,935,025	120,653,724
End of period	$128,301,701	$116,935,025
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
Prior to April 28, 2020, the name of the Trust and Fund were Federated Insurance Series and Federated Fund for US Government Securities II, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $53,092 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is
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determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of June 30, 2020, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2020	Year Ended 12/31/2019
Shares sold	2,459,938	1,141,328
Shares issued to shareholders in payment of distributions declared	277,261	275,806
Shares redeemed	(1,975,269)	(2,134,461)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	761,930	(717,327)
4. FEDERAL TAX INFORMATION
At June 30, 2020, the cost of investments for federal tax purposes was $130,907,125. The net unrealized appreciation of investments for federal tax purposes was $9,299,146. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,387,643 and net unrealized depreciation from investments for those securities having an excess of cost over value of $88,497.
As of December 31, 2019, the Fund had a capital loss carryforward of $2,002,222 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$436,847	$1,565,375	$2,002,222
At December 31, 2019, for federal income tax purposes, the Fund had $21,497 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, the Adviser voluntarily waived $53,092 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to May 1, 2019, the Fee Limit disclosed above was 0.76%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2020, were as follows:
Purchases	$14,453,885
Sales	$3,463,505
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the six months ended June 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,050.20	$3.98
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.00	$3.92
1	Expenses are equal to the Fund's annualized net expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
(FORMERLY, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection
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with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the three-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Insurance Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “LRMP”) for Federated Hermes Fund for U.S. Government Securities II (the “Fund” and collectively with the Federated Hermes funds, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 24, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 24, 2020